UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund®

Annual report for the year ended December 31, 2018

Find diverse total
return opportunities
in global bonds.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.00%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.04%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

5	About your fund

6	Summary investment portfolio

14	Financial statements

42	Board of trustees and other officers

Fellow investors:

Capital World Bond Fund’s past fiscal year was punctuated with bouts of intense market volatility. At various times, signs of slowing global growth, strained international trade relations and political upheaval in emerging markets and Europe unsettled investors.

Sentiment also ebbed and flowed with changing expectations for rate hikes by the U.S. Federal Reserve. Global bond returns were hit by a double whammy: yields (which move inversely to prices) rose in the U.S., while currency weakness against the dollar took a toll on many non-U.S. bond markets.

Over the 12-month period ended December 31, 2018, the fund recorded a total return of –1.53%. This result lagged the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade (rated BBB/Baa and above) fixed income markets, which shed 1.20%. See the table below for longer term results.

The fund paid dividends of 9 cents in March, June and September and 14.5 cents a share in December. Fund investors who reinvested their dividends earned an income return of 2.09%, while those who took dividends in cash earned 2.08%.

The fund’s selectivity in regard to particular bonds and countries helped results relative to the market index. Its duration positioning — a measure of the portfolio’s sensitivity to prevailing interest rates — had a negative impact however.

Although less-than-index exposures to the euro and Canadian dollar boosted relative returns over the 12 months, overall currency exposure detracted. The portfolio’s currency positioning is managed by emphasizing bonds issued in particular currencies and using derivatives such as forward currency contracts.

Unlike some competitor funds, Capital World Bond Fund’s approach is relatively cautious. The fund’s 12-month result modestly outpaced the Lipper Global Income Funds Average, a peer-group measure, which declined 1.67%. As a category, “Global Income” includes a broad spectrum of funds, such as those

Results at a glance

For periods ended December 31, 2018, with all distributions reinvested

	Cumulative
	total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	–1.53%	1.01%	2.93%	5.87%
Bloomberg Barclays Global Aggregate Index[2]	–1.20	1.08	2.49	5.83
Lipper Global Income Funds Average[3]	–1.67	1.41	3.81	6.05

[1]	Since August 4, 1987.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period of August 4, 1987, to December 31, 1989, the FTSE World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. FTSE data: © 2019 FTSE Index LLC. All rights reserved.
[3]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Capital World Bond Fund	1

with substantial investments in high-yield (rated BB/Ba and below) bonds, for example.

United States

Fiscal stimulus and tax cuts helped put economic growth on track to top 3% in 2018. Wages and energy prices (two important causes of inflation) set multi-year records earlier in the period. And, for a time, the yield on the benchmark 10-year U.S. Treasury note rose above the psychologically important 3% threshold.

Lately, energy prices and inflation have stumbled. Even so, the Fed forged ahead with a rate hike in December. This fourth quarter percentage point increase of 2018 took the federal funds target rate to a range of 2.25% to 2.50%.

Portfolio managers added to holdings of Treasuries. Investments in agency pass-through mortgage securities were also increased as valuations improved in the wake of higher interest rate volatility. Exposure to Treasury Inflation-Protected Securities (TIPS) and U.S. corporate bonds was trimmed; the fund has relatively limited investments in high-yield corporates.

Excluding cash, U.S. dollar-denominated debt accounted for 48.1% of the fund’s portfolio as of December 31, before currency hedging; this amount included 20.1% in Treasury bonds and notes.

Europe

Political developments cast a long shadow. In Italy, a new populist coalition took the reins of power. In Spain, the prime minister was ousted amid a political fundraising scandal. And, in the U.K., the lead-up to Brexit (scheduled for March 29, 2019) has been full of twists and turns.

The U.S.-China trade dispute also weighed on the eurozone’s trade-dependent economy in 2018. Even so, the European Central Bank (ECB) ended its bond-buying program in December, as planned, removing a degree of support for the economy.

Investments in eurozone government bonds accounted for 9.1% of the fund’s portfolio (before currency hedging) as of December 31. Managers added to investments in Germany, a traditional safe haven. Elsewhere, Portuguese holdings were trimmed and we increased exposure to Spain, amid good relative value.

The yield on the 10-year German bund stood at 0.25% on December 31; the euro depreciated 5% against the U.S. dollar over the preceding 12 months.

Other developed markets

Given the prevalence of sub- and near-zero yields among Japanese bonds, the fund’s exposure to Japan remains much less than that of the index. That said, Japanese portfolio holdings remain meaningful in absolute terms: 14.8%, before currency hedging.

Against a backdrop of mixed economic data, policymakers trimmed inflation forecasts through fiscal year 2020 and

2	Capital World Bond Fund

pledged to maintain very low interest rates for an “extended period.” That said, there was a small step toward policy normalization. The Bank of Japan, which targets a 0% 10-year government bond yield, widened the trading range it will accept before intervening.

Developing markets

Emerging markets currencies bore the brunt of dollar strength in 2018. Politics was also front and center, with elections in Hungary, Russia, Turkey, Colombia, Mexico and, most recently, Brazil.

Mexico and India remain among the portfolio’s larger holdings. Lately, managers added to investments in Brazil. Investor confidence has been buoyed there by the possibility of constructive market and economic policies following Jair Bolsanaro’s victory in October’s presidential runoff.

Looking ahead

Volatility appears unlikely to fade in 2019. Numerous well-known country-specific risks, like Italy’s large debt burden or a slowing Chinese economy, could become more of a problem as global growth moderates.

At the same time, the Fed and other major central banks are transitioning from asset purchases to shrinking their balance sheets. Consequently, the tailwind to bonds from global monetary policy is diminishing.

No matter how you slice it, this is a truly challenging environment. Being selective is crucial — and our analysts play a critical role in this regard. The fund now benefits from the insights of even more sovereign and corporate credit analysts. We’re also complementing these bottom-up insights with more quantitative research on relative value and currencies.

One of the major questions we’re grappling with is, “What’s next for the dollar?” Even though various valuation metrics still indicate that a stable-to-weaker U.S. dollar is likely over time, a measure of caution seems appropriate in the near term.

Compared to the benchmark, the portfolio is significantly underweight in the Japanese yen and euro. Its less-than-index stance to the British pound has moderated — valuations for both the currency and bonds have become more attractive, with market prices reflecting political concerns.

Overall exposure to non-U.S. currencies has declined, but the recent weakness in many currencies and bond markets is starting to offer up attractive opportunities. Latin America, in particular, is looking more favorable. In Mexico, for instance, yields appear to offer some good value on an inflation-adjusted basis.

Management of exposure to countries — as well as currencies, interest rates and sectors — is a hallmark of this fund’s flexible approach. The fund also makes use of derivatives to achieve more-targeted exposures, such as when we think a bond represents attractive value but currency weakness is a concern.

Thank you for your continued commitment to our relatively cautious, long-term approach to global bond investing. We look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh

President

February 13, 2019

For current information about the fund, visit americanfunds.com.

Capital World Bond Fund	3

The value of a long-term perspective

How a $10,000 investment has grown over the fund’s lifetime.

Fund results shown reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]	With dividends and capital gains reinvested or interest compounded. Results of the FTSE World Government Bond Index are represented by the black line. FTSE data: © 2019 FTSE Index LLC. All rights reserved.
[4]	Bloomberg Barclays source: Bloomberg Index Services Ltd. Bloomberg Barclays Global Aggregate Index did not exist until December 31, 1989. For the period of August 4, 1987, through December 31, 1989, the FTSE World Government Bond Index results were used.
[5]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[6]	For the period of August 4, 1987, commencement of operations, through December 31, 1987.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended December 31, 2018)*

	1 year	5 years	10 years

Class A shares	–5.23%	0.24%	2.54%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio is 0.95% for Class A shares as of the prospectus dated March 1, 2019 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

4	Capital World Bond Fund

About your fund

Capital World Bond Fund offers shareholders a selection of global bonds that is unparalleled among the other fixed income funds of the American Funds family. It may invest in virtually any bond market in the world and in bonds denominated in any currency. This broad mandate allows the fund to seek a high level of total return through capital appreciation, through a wide range of income opportunities and from changing currency relationships.

Where the fund’s

assets are invested ... and how those markets have done over the past year unaudited

			Bond market total returns[1]
	Capital World Bond Fund		12 months ended
	December 31, 2018		December 31, 2018
Currency weighting by country:	Before forward contracts	After forward contracts	In local currency		In U.S. dollars
United States[2]	48.1%	46.9%	0.0%		0.0%
Japan	14.8	16.8	0.9		3.6
EMU[3]	14.5	18.8	0.4		–4.4
Poland	3.3	2.2	4.9		–2.9
Mexico	3.0	3.0	2.5		1.8
United Kingdom	2.3	4.5	–0.1		–6.0
India	1.9	0.3	7.9	[4]	–1.4	[4]
Brazil	1.5	0.2	12.6	[4]	–3.7	[4]
Thailand	1.2	1.0	1.3		1.4
China	1.1	–0.5	7.2	[4]	1.7	[4]
South Africa	0.8	0.5	19.6		2.9
Romania	0.7	0.7	3.0	[4]	–1.7	[4]
Australia	0.7	–0.1	–4.7		–5.8
Malaysia	0.6	0.2	4.0		1.9
Canada	0.6	0.4	1.3		–7.1
Chile	0.6	0.6	3.6		–8.2
Egypt	0.6	0.6	—	[5]	—	[5]
Israel	0.5	0.2	–1.7		–8.7
Indonesia	0.5	0.5	–1.0		–3.9
South Korea	0.5	0.6	6.0		1.7
Colombia	0.4	0.4	5.7	[4]	–2.8	[4]
Peru	0.4	0.4	1.9	[4]	–2.3	[4]
Argentina	0.4	0.4	–4.9	[4]	–52.5	[4]
Turkey	0.3	0.3	–0.7	[4]	–29.3	[4]
Nigeria	0.3	0.3	8.4	[4]	7.4	[4]
Czech Republic	0.1	0.1	–1.0		–6.5
Norway	0.1	0.4	0.6		–5.0
Russian Federation	0.1	0.1	–1.0		–3.9
Uruguay	0.1	0.1	0.0	[4]	–11.2	[4]

[1]	Bloomberg Barclays source: Bloomberg Index Services Ltd. Data source: Bloomberg Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 15.3%.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
[4]	Data source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Bloomberg Barclays Global Aggregate Index or the JP Morgan GBI-EM Broad Diversified Index.

	Before forward	After forward
Currency weighting by region:	contracts	contracts
United States	48.1%	46.9%
Asia/Pacific Basin	21.6	19.1
Europe	21.1	26.9
Other*	9.2	7.1

*	Argentina, Brazil, Canada, Chile, Colombia, Egypt, Israel, Mexico, Nigeria, Peru, South Africa and Uruguay.

Capital World Bond Fund	5

Summary investment portfolio December 31, 2018

Portfolio by type of security	Percent of net assets

	Percent of net assets
Bonds & notes of governments & government agencies outside the U.S.
Eurozone*:
Germany	2.46%
Spain	2.00
Italy	1.67
Greece	.96
Ireland	.66
France	.56
Portugal	.42
Belgium	.20
Netherlands	.09
Lithuania	.09
Austria	.01	9.12%
Japan		11.97
Poland		3.44
Mexico		3.00
United Kingdom		2.18
India		1.94
Romania		1.51
Brazil		1.49
Thailand		1.20
China		1.08
Other		11.27
		48.20%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

6	Capital World Bond Fund

Bonds, notes & other debt instruments 92.67%	Principal amount (000)		Value (000)
Japanese yen 11.97%
Japan, Series 395, 0.10% 2020		¥27,800,000	$254,778
Japan, Series 128, 0.10% 2021		13,663,750	125,436
Japan, Series 19, 0.10% 2024[1]		11,513,970	107,781
Japan, Series 18, 0.10% 2024[1]		11,071,250	103,435
Japan, Series 346, 0.10% 2027		31,665,650	293,756
Japan, Series 145, 1.70% 2033		8,945,000	98,388
Japan, Series 161, 0.60% 2037		7,075,000	66,227
Japan, Series 42, 1.70% 2044		5,090,000	57,957
Japan 0.10%–2.20% 2020–2048[1]		49,697,058	467,735
			1,575,493

Euros 11.91%
Germany (Federal Republic of) 0.50% 2027		€72,380	85,729
Germany (Federal Republic of) 0.50% 2028		47,530	56,070
Germany (Federal Republic of) 0.25%–2.50% 2022–2048[2]		122,805	163,346
Greece (Hellenic Republic of) 3.375% 2025		50,780	56,295
Ireland (Republic of) 0.90% 2028		58,940	67,573
Italy (Republic of) 1.35% 2022		91,685	105,428
Italy (Republic of) 0.95%–4.75% 2023–2048		101,375	114,416
Romania 2.50%–3.88% 2029–2038		65,040	70,466
Spain (Kingdom of) 1.50% 2027		150,300	176,160
Spain (Kingdom of) 0.40%–2.90% 2022–2048		74,290	86,631
Other securities			585,265
			1,567,379

Polish zloty 3.32%
Poland (Republic of), Series 1020, 5.25% 2020	PLN	265,250	75,844
Poland (Republic of), Series 1021, 5.75% 2021		515,920	153,045
Poland (Republic of), Series 0123, 2.50% 2023		240,000	65,356
Poland (Republic of), Series 0725, 3.25% 2025		197,070	55,126
Poland (Republic of) 1.50%–4.00% 2020–2027		316,930	87,986
			437,357

Mexican pesos 3.01%
Petróleos Mexicanos 7.47% 2026	MXN	338,000	12,689
United Mexican States, Series M, 8.00% 2023		3,125,800	155,361
United Mexican States, Series M, 5.75% 2026		2,695,000	115,979
United Mexican States 6.50%–10.00% 2021–2042		2,283,600	109,897
Other securities			2,322
			396,248

Danish kroner 2.55%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[3]	DKr	647,867	100,190
Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]		1,399,733	213,671
Nykredit Realkredit AS 2.00%–2.50% 2037–2047[3]		138,276	22,142
			336,003

British pounds 2.31%
United Kingdom 1.75% 2022		£48,400	63,737
United Kingdom 1.25%–4.25% 2020–2065		157,220	223,390
Other securities			17,260
			304,387

Indian rupees 1.93%
India (Republic of) 6.97% 2026	INR	4,380,000	61,221
India (Republic of) 6.79%–8.83% 2021–2030		12,209,460	174,975
Other securities			18,542
			254,738

Brazilian reais 1.49%
Brazil (Federative Republic of) 0% 2022	BRL	400,000	78,085
Brazil (Federative Republic of) 10.00% 2025		293,887	79,251
Brazil (Federative Republic of) 0%–10.00% 2021–2029[1]		161,284	38,519
			195,855

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Thai baht 1.20%
Thailand (Kingdom of) 2.125% 2026	THB	2,125,000	$63,883
Other securities			93,832
			157,715

Chinese yuan renminbi 1.08%
China Development Bank Corp., Series 1804, 4.69% 2023	CNY	550,000	84,055
China Development Bank Corp., Series 1715, 4.24% 2027		349,800	52,245
China Development Bank Corp. 4.73% 2025		39,000	5,992
			142,292

Romanian leu 0.72%
Romania 2.30%–5.95% 2020–2024	RON	386,910	94,663

U.S. dollars 44.56%
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[4,5]		$10,420	9,977
Comision Federal de Electricidad 4.75%–4.88% 2024–2027[5]		4,365	4,243
Export-Import Bank of India 3.125% 2021		2,950	2,901
Fannie Mae 3.50% 2049[3,6]		59,370	59,383
Fannie Mae 4.00% 2049[3,6]		94,485	96,355
Fannie Mae 4.50% 2049[3,6]		73,800	76,468
Fannie Mae 0%–7.00% 2022–2048[3]		40,233	40,841
Pemex Project Funding Master Trust, Series 13, 6.625% 2035		1,935	1,699
Petrobras Global Finance Co. 5.30%–8.75% 2022–2028		15,531	15,596
Petróleos Mexicanos 5.38%–6.88% 2021–2048		22,376	19,646
Poland (Republic of) 3.25%–4.00% 2024–2026		16,155	16,065
Romania 5.125% 2048[5]		34,550	33,384
U.S. Treasury 2.50% 2020		58,000	57,966
U.S. Treasury 2.375% 2023		72,750	72,429
U.S. Treasury 2.50% 2023		75,300	75,323
U.S. Treasury 2.75% 2023		58,391	59,004
U.S. Treasury 2.75% 2025		68,290	68,989
U.S. Treasury 2.00% 2026		172,345	164,536
U.S. Treasury 2.25% 2027		183,400	177,331
U.S. Treasury 2.75% 2028[2]		352,100	354,248
U.S. Treasury 2.875% 2028[2]		239,300	243,244
U.S. Treasury 2.875% 2028		53,600	54,467
U.S. Treasury 2.75% 2047[2]		92,875	88,032
U.S. Treasury 3.00% 2048		132,984	132,560
U.S. Treasury 3.00% 2048[2]		62,810	62,569
U.S. Treasury 1.38%–3.38% 2020–2048[2]		435,664	433,004
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		154,964	152,639
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2023–2046[1,2]		309,654	302,649
United Mexican States 3.75%–4.75% 2027–2044		14,355	13,731
Other securities			2,976,458
			5,865,737

Other 6.62%
Other securities			872,082

Total bonds, notes & other debt instruments (cost: $12,437,479,000)			12,199,949

Convertible bonds 0.00%
U.S. dollars 0.00%
Other securities			398

Total convertible bonds (cost: $435,000)			398

Convertible stocks 0.03%		Shares
U.S. dollars 0.03%
Other securities			3,341

Total convertible stocks (cost: $2,640,000)			3,341

8	Capital World Bond Fund

Common stocks 0.03%	Shares		Value (000)
Swiss francs 0.01%
Other securities			$493

U.S. dollars 0.02%
Other securities			2,836

Total common stocks (cost: $7,480,000)			3,329

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities			131

Total rights & warrants (cost: $36,000)			131

Short-term securities 7.85%	Principal amount (000)
Egyptian Treasury Bills 16.39%–17.52% due 1/15/2019–6/25/2019	EGP	1,302,800	69,074
Japanese Treasury Discount Bill (0.14)% due 5/20/2019		¥40,150,000	366,544
Mizuho Bank, Ltd. 2.43%–2.62% due 1/22/2019–2/7/2019[5]		$218,800	218,345
National Australia Bank Ltd 2.30% due 1/7/2019[5]		64,000	63,970
U.S. Treasury Bills 2.28%–2.38% due 1/24/2019–2/19/2019		142,800	142,438
Other securities			173,423

Total short-term securities (cost: $1,031,528,000)			1,033,794
Total investment securities 100.58% (cost: $13,479,598,000)			13,240,942
Other assets less liabilities (0.58)%			(76,026)

Net assets 100.00%			$13,164,916

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $7,914,000, which represented .06% of the net assets of the fund. This amount includes $493,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,601,000, which represented .09% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $10,890,000, an aggregate cost of $10,612,000, and which represented .08% of the net assets of the fund) were acquired from 8/31/2015 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Capital World Bond Fund	9

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2018[8] (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
30 Day Federal Funds Futures	Long	176	February 2019	$73,339	$71,579	$— [9]
30 Day Federal Funds Futures	Short	94	April 2019	(39,170)	(38,226)	(11)
90 Day Euro Dollar Futures	Short	1,119	September 2019	(279,750)	(272,309)	(856)
2 Year Euro-Schatz Futures	Long	373	March 2019	€37,300	47,839	19
2 Year U.S. Treasury Note Futures	Long	786	April 2019	$157,200	166,878	621
5 Year Euro-Bobl Futures	Long	819	March 2019	€81,900	124,353	318
5 Year U.S. Treasury Note Futures	Long	9,211	April 2019	$921,100	1,056,387	11,347
10 Year Euro-Bund Futures	Long	931	March 2019	€93,100	174,447	1,205
10 Year U.S. Treasury Note Futures	Long	1,143	March 2019	$114,300	139,464	3,184
10 Year Ultra U.S. Treasury Note Futures	Long	511	March 2019	51,100	66,470	2,043
20 Year U.S. Treasury Bond Futures	Long	54	March 2019	5,400	7,884	370
30 Year Euro-Buxl Futures	Long	310	March 2019	€31,000	64,153	1,293
30 Year Ultra U.S. Treasury Bond Futures	Short	464	March 2019	$(46,400)	(74,545)	(3,891)
						$15,642

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
USD8,214	EUR7,170	Morgan Stanley	1/4/2019	$(4)
USD18,815	CNH130,500	JPMorgan Chase	1/4/2019	(185)
GBP28,100	USD36,088	Citibank	1/4/2019	(265)
USD36,487	MYR153,300	JPMorgan Chase	1/4/2019	(606)
SEK26,366	NOK25,000	Morgan Stanley	1/7/2019	84
EUR120,427	DKK899,000	Morgan Stanley	1/7/2019	16
USD2,276	EUR2,000	Goldman Sachs	1/7/2019	(17)
USD65,453	CNH455,000	Citibank	1/7/2019	(797)
USD31,810	ILS117,650	Bank of America, N.A.	1/8/2019	327
EUR22,735	USD25,905	Citibank	1/8/2019	161
EUR16,870	USD19,214	JPMorgan Chase	1/8/2019	127
AUD3,000	CAD2,870	Citibank	1/8/2019	11
USD21,593	CNH150,000	HSBC Bank	1/8/2019	(248)
USD52,527	EUR46,100	Citibank	1/8/2019	(327)
USD36,866	THB1,216,600	Citibank	1/8/2019	(499)
JPY14,629,500	USD129,358	Citibank	1/9/2019	4,224
JPY2,845,325	EUR22,150	HSBC Bank	1/9/2019	583
EUR35,263	USD40,013	Goldman Sachs	1/9/2019	420
JPY622,900	USD5,497	HSBC Bank	1/9/2019	190
USD7,478	GBP5,850	Goldman Sachs	1/9/2019	18
GBP16,200	USD20,709	Goldman Sachs	1/9/2019	(51)
USD27,211	JPY3,057,400	Morgan Stanley	1/9/2019	(706)
USD108,092	JPY12,195,000	JPMorgan Chase	1/9/2019	(3,260)
USD31,430	BRL122,550	Citibank	1/10/2019	(164)
USD30,606	INR2,174,200	Citibank	1/10/2019	(500)
JPY8,512,121	USD75,257	JPMorgan Chase	1/11/2019	2,479
JPY8,512,121	USD75,261	Goldman Sachs	1/11/2019	2,475
USD23,446	CAD30,880	Bank of America, N.A.	1/11/2019	819
JPY2,062,000	USD18,350	HSBC Bank	1/11/2019	482
USD7,379	AUD10,000	Citibank	1/11/2019	334
USD3,466	NZD5,000	HSBC Bank	1/11/2019	109
KRW4,419,640	USD3,921	Citibank	1/11/2019	42
USD2,854	ILS10,600	Goldman Sachs	1/11/2019	17
AUD5,000	CAD4,854	JPMorgan Chase	1/11/2019	(34)
USD3,561	JPY400,000	Morgan Stanley	1/11/2019	(92)
USD26,907	PLN101,290	JPMorgan Chase	1/11/2019	(163)
USD21,208	JPY2,394,283	Goldman Sachs	1/11/2019	(658)
USD23,595	JPY2,664,000	Morgan Stanley	1/11/2019	(734)

10	Capital World Bond Fund

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
USD25,494	JPY2,883,000	Goldman Sachs	1/11/2019	$(835)
USD61,277	INR4,360,500	JPMorgan Chase	1/11/2019	(1,101)
USD79,430	JPY8,959,959	JPMorgan Chase	1/11/2019	(2,397)
USD35,914	COP114,244,000	Goldman Sachs	1/14/2019	762
USD14,458	EUR12,430	Goldman Sachs	1/14/2019	199
EUR101,880	USD116,682	Citibank	1/14/2019	189
DKK252,000	USD38,656	Morgan Stanley	1/14/2019	65
USD6,006	EUR5,255	JPMorgan Chase	1/14/2019	(22)
COP114,244,000	USD35,178	Citibank	1/14/2019	(25)
GBP12,200	USD15,624	Bank of America, N.A.	1/14/2019	(63)
USD45,006	INR3,157,200	Citibank	1/14/2019	(142)
USD13,554	MYR56,670	HSBC Bank	1/14/2019	(156)
USD38,296	DKK252,000	HSBC Bank	1/14/2019	(425)
JPY4,622,900	AUD57,092	Morgan Stanley	1/15/2019	2,006
USD38,861	CLP26,638,400	Goldman Sachs	1/15/2019	464
USD17,202	INR1,218,000	Goldman Sachs	1/15/2019	(213)
USD17,195	INR1,218,000	Citibank	1/15/2019	(221)
CLP26,638,400	USD39,954	HSBC Bank	1/15/2019	(1,556)
JPY14,085,300	USD124,822	Citibank	1/17/2019	3,873
EUR76,486	USD87,030	Goldman Sachs	1/17/2019	734
KRW46,700,000	USD41,604	JPMorgan Chase	1/17/2019	273
USD41,329	KRW46,700,000	Morgan Stanley	1/17/2019	(547)
USD116,259	AUD161,300	JPMorgan Chase	1/18/2019	2,603
JPY6,940,002	EUR54,120	Goldman Sachs	1/18/2019	1,308
USD21,807	AUD30,375	JPMorgan Chase	1/18/2019	404
PHP265,480	USD4,915	JPMorgan Chase	1/18/2019	124
KRW19,271,800	USD17,196	HSBC Bank	1/18/2019	86
KRW6,569,940	USD5,850	Citibank	1/18/2019	41
USD3,971	CNH27,200	HSBC Bank	1/18/2019	11
USD3,120	CNH21,373	HSBC Bank	1/18/2019	8
GBP14,840	USD18,964	Citibank	1/18/2019	(31)
USD4,995	PHP265,480	Morgan Stanley	1/18/2019	(45)
USD14,994	EUR13,150	HSBC Bank	1/18/2019	(96)
USD17,159	KRW19,271,800	Goldman Sachs	1/18/2019	(122)
AUD161,300	USD118,779	Citibank	1/18/2019	(5,122)
USD40,481	ZAR582,700	Citibank	1/22/2019	92
USD10,423	BRL40,800	JPMorgan Chase	1/22/2019	(89)
USD19,536	INR1,403,450	HSBC Bank	1/22/2019	(515)
TRY66,600	USD9,803	Citibank	1/24/2019	2,601
EUR227,000	USD259,147	Goldman Sachs	1/24/2019	1,490
JPY5,300,000	USD46,990	HSBC Bank	1/24/2019	1,461
GBP98,638	USD125,023	JPMorgan Chase	1/24/2019	859
GBP30,638	USD38,816	HSBC Bank	1/24/2019	284
SEK62,081	EUR6,000	Citibank	1/24/2019	130
EUR11,044	USD12,607	JPMorgan Chase	1/24/2019	74
GBP23,500	EUR26,084	Bank of America, N.A.	1/24/2019	42
THB147,157	USD4,493	Citibank	1/24/2019	28
EUR8,550	DKK63,750	Citibank	1/24/2019	11
USD4,890	GBP3,860	HSBC Bank	1/24/2019	(36)
NOK131,600	USD15,396	Bank of New York Mellon	1/24/2019	(159)
USD34,570	EUR30,285	JPMorgan Chase	1/24/2019	(203)
EUR66,820	PLN288,400	Citibank	1/24/2019	(378)
USD11,143	TRY66,600	Morgan Stanley	1/24/2019	(1,261)
USD43,874	AUD61,200	JPMorgan Chase	1/25/2019	744
USD12,930	INR916,230	JPMorgan Chase	1/25/2019	(155)
EUR164,495	USD186,388	Morgan Stanley	1/28/2019	2,552
EUR11,423	USD12,946	HSBC Bank	1/28/2019	174
EUR33,800	USD38,769	HSBC Bank	1/28/2019	54
GBP742	USD934	Bank of New York Mellon	1/28/2019	14
USD6,625	EUR5,760	Citibank	1/28/2019	9
ZAR37,850	USD2,643	Morgan Stanley	1/28/2019	(21)
NOK14,639	EUR1,500	Goldman Sachs	1/28/2019	(28)

Capital World Bond Fund	11

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
USD4,504	GBP3,580	Bank of New York Mellon	1/28/2019	$(66)
USD33,575	EUR29,625	HSBC Bank	1/28/2019	(452)
NOK164,584	USD18,923	UBS AG	1/29/2019	139
GBP13,160	USD16,695	Citibank	1/29/2019	104
EUR30,937	PLN132,875	HSBC Bank	1/29/2019	11
USD19,507	CNH134,500	UBS AG	1/29/2019	(74)
USD18,571	EUR16,270	HSBC Bank	1/29/2019	(118)
USD33,290	CNH233,000	JPMorgan Chase	1/31/2019	(630)
JPY4,671,000	USD41,424	JPMorgan Chase	2/13/2019	1,341
USD21,401	JPY2,409,800	Goldman Sachs	2/13/2019	(662)
USD8,536	EUR7,420	JPMorgan Chase	2/15/2019	2
USD10,752	EUR9,425	Citibank	3/4/2019	(104)
USD39,605	BRL132,300	Citibank	3/11/2019	5,649
BRL132,300	USD34,799	JPMorgan Chase	3/11/2019	(843)
EUR2,201	USD2,524	Citibank	3/14/2019	13
USD2,521	EUR2,201	Citibank	3/14/2019	(17)
USD74,307	BRL250,000	JPMorgan Chase	3/15/2019	10,160
BRL145,100	USD36,185	Citibank	3/15/2019	1,047
USD5,015	EUR3,950	JPMorgan Chase	3/15/2019	461
USD1,587	EUR1,250	JPMorgan Chase	3/15/2019	146
EUR1,250	USD1,473	Bank of New York Mellon	3/15/2019	(32)
BRL104,900	USD27,466	JPMorgan Chase	3/15/2019	(550)
USD19,194	BRL75,300	JPMorgan Chase	3/18/2019	(123)
USD5,393	EUR4,245	Goldman Sachs	4/12/2019	487
EUR525	USD620	Bank of New York Mellon	4/12/2019	(13)
USD19,458	BRL73,300	Morgan Stanley	4/30/2019	718
JPY25,250,000	USD226,230	JPMorgan Chase	5/20/2019	6,858
USD373,336	JPY40,150,000	Citibank	5/20/2019	2,702
JPY4,400,000	USD39,532	Goldman Sachs	5/20/2019	1,086
JPY1,937,908	USD17,348	Citibank	5/20/2019	541
USD37,225	CNY252,700	Citibank	7/5/2019	358
USD16,174	BRL64,000	Morgan Stanley	12/16/2019	114
USD57,397	BRL230,000	Citibank	12/18/2019	(310)
USD17,923	BRL72,000	HSBC Bank	12/20/2019	(139)
				$39,217

12	Capital World Bond Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
U.S. EFFR	2.521%	5/1/2019		$11,969,000	$(1,490)	$—	$(1,490)
2.0625%	Bank of Canada Overnight Repo Rate	12/5/2019	C$	100,000	156	—	156
U.S. EFFR	2.429%	12/27/2020		$34,000	(50)	—	(51)
(0.025)%	EONIA	12/3/2021		€240,000	760	—	760
(0.0385)%	EONIA	12/4/2021		338,800	958	—	958
(0.044)%	EONIA	12/11/2021		68,100	177	—	177
1.1308%	6-month GBP-LIBOR	1/11/2023		£26,600	(184)	—	(184)
U.S. EFFR	2.4435%	12/20/2023		$1,597	(12)	—	(12)
U.S. EFFR	2.45375%	12/20/2023		14,308	(117)	—	(117)
U.S. EFFR	2.4225%	12/24/2023		6,552	(44)	—	(44)
2.925%	3-month USD-LIBOR	12/7/2025		18,000	259	—	259
0.8153%	6-month EURIBOR	4/28/2027		€10,000	173	—	173
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	100,000	(155)	—	(155)
1.3798%	6-month GBP-LIBOR	1/11/2028		£18,350	(59)	—	(59)
1.4923%	6-month EURIBOR	7/10/2028		€12,000	95	—	95
3-month SEK-STIBOR	1.87%	7/10/2028	SKr	120,000	(105)	—	(105)
0.37855%	6-month JPY-LIBOR	10/12/2028		¥4,200,000	792	—	792
3-month USD-LIBOR	3.025%	12/7/2030		$10,000	(206)	—	(206)
1.5598%	6-month GBP-LIBOR	1/11/2038		£10,700	35	—	35
						$—	$982

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $21,985,000, which represented .17% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,471,195,000, which represented 11.18% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

DKK/DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EGP = Egyptian pounds

EONIA = Euro Overnight Index Average

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PHP = Philippine pesos

PLN = Polish zloty

RON = Romanian leu

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TRY = Turkish lira

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements

Capital World Bond Fund	13

Financial statements

Statement of assets and liabilities at December 31, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $13,479,598)		$13,240,942
Cash		690
Cash denominated in currencies other than U.S. dollars (cost: $12,565)		12,594
Unrealized appreciation on open forward currency contracts		68,624
Receivables for:
Sales of investments	$6,496
Sales of fund’s shares	17,547
Interest	111,796
Variation margin on futures contracts	3,139
Variation margin on swap contracts	615
Other	344	139,937
		13,462,787
Liabilities:
Unrealized depreciation on open forward currency contracts		29,407
Payables for:
Purchases of investments	233,573
Repurchases of fund’s shares	23,287
Investment advisory services	4,865
Services provided by related parties	2,419
Trustees’ deferred compensation	219
Variation margin on futures contracts	831
Variation margin on swap contracts	178
Other	3,092	268,464
Net assets at December 31, 2018		$13,164,916

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,599,524
Total accumulated loss		(434,608)
Net assets at December 31, 2018		$13,164,916

See notes to financial statements

14	Capital World Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (684,501 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,499,061	285,721		$19.25
Class C	209,978	11,098		18.92
Class T	10	—	*	19.25
Class F-1	237,723	12,381		19.20
Class F-2	1,216,734	63,316		19.22
Class F-3	2,036,703	105,904		19.23
Class 529-A	292,445	15,152		19.30
Class 529-C	67,308	3,530		19.07
Class 529-E	14,739	769		19.18
Class 529-T	10	1		19.25
Class 529-F-1	38,100	1,987		19.18
Class R-1	7,537	396		19.05
Class R-2	113,129	5,943		19.04
Class R-2E	5,006	261		19.20
Class R-3	131,743	6,855		19.22
Class R-4	91,144	4,739		19.23
Class R-5E	3,308	172		19.22
Class R-5	76,296	3,962		19.26
Class R-6	3,123,942	162,314		19.25

*	Amount less than one thousand.

See notes to financial statements

Capital World Bond Fund	15

Statement of operations for the year ended December 31, 2018	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $2,604)		$420,762
Fees and expenses*:
Investment advisory services	$57,718
Distribution services	21,332
Transfer agent services	15,629
Administrative services	4,287
Reports to shareholders	1,060
Registration statement and prospectus	1,308
Trustees’ compensation	85
Auditing and legal	53
Custodian	1,657
Other	531	103,660
Net investment income		317,102

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $1,973)	(147,141)
Futures contracts	(5,575)
Forward currency contracts	(34,124)
Swap contracts	6,790
Currency transactions	(12,306)	(192,356)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $2,080)	(368,306)
Futures contracts	17,623
Forward currency contracts	34,014
Swap contracts	920
Currency translations	(1,276)	(317,025)
Net realized loss and unrealized depreciation		(509,381)

Net decrease in net assets resulting from operations		$(192,279)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

16	Capital World Bond Fund

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31
	2018	2017
Operations:
Net investment income	$317,102	$275,486
Net realized loss	(192,356)	(78,935)
Net unrealized (depreciation) appreciation	(317,025)	670,259
Net (decrease) increase in net assets resulting from operations	(192,279)	866,810

Distributions paid to shareholders:
Distributions	(301,665)	(94,497)*
Return of capital	—	(143,803)
Total distributions paid to shareholders	(301,665)	(238,300)

Net capital share transactions	939,832	151,478

Total increase in net assets	445,888	779,988

Net assets:
Beginning of year	12,719,028	11,939,040
End of year	$13,164,916	$12,719,028

*	Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards. Prior year distributions were $94,497 from net investment income.

See notes to financial statements

Capital World Bond Fund	17

Notes to financial statements

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

18	Capital World Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange

Capital World Bond Fund	19

Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2018 (dollars in thousands):

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Japanese yen	$—	$1,575,493	$—	$1,575,493
Euros	—	1,567,379	—	1,567,379
Polish zloty	—	437,357	—	437,357
Mexican pesos	—	396,248	—	396,248
Danish kroner	—	336,003	—	336,003
British pounds	—	304,387	—	304,387
Indian rupees	—	254,738	—	254,738
Brazilian reais	—	195,855	—	195,855
Thai baht	—	157,715	—	157,715
Chinese yuan renminbi	—	142,292	—	142,292
Romanian leu	—	94,663	—	94,663
U.S. dollars	—	5,864,253	1,484	5,865,737
Other	—	872,082	—	872,082
Convertible bonds	—	398	—	398
Convertible stocks	—	—	3,341	3,341
Common stocks	371	2,926	32	3,329
Rights & warrants	—	—	131	131
Short-term securities	—	1,033,794	—	1,033,794
Total	$371	$13,235,583	$4,988	$13,240,942

20	Capital World Bond Fund

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$20,400	$—	$—	$20,400
Unrealized appreciation on open forward currency contracts	—	68,624	—	68,624
Unrealized appreciation on interest rate swaps	—	3,405	—	3,405
Liabilities:
Unrealized depreciation on futures contracts	(4,758)	—	—	(4,758)
Unrealized depreciation on open forward currency contracts	—	(29,407)	—	(29,407)
Unrealized depreciation on interest rate swaps	—	(2,423)	—	(2,423)
Total	$15,642	$40,199	$—	$55,841

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality

Capital World Bond Fund	21

debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

22	Capital World Bond Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $998,342,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,509,337,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a

Capital World Bond Fund	23

payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $5,222,903,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the year ended, December 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$20,400	Unrealized depreciation*	$4,758
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	68,624	Unrealized depreciation on open forward currency contracts	29,407
Swaps	Interest	Unrealized appreciation*	3,405	Unrealized depreciation*	2,423
			$92,429		$36,588

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(5,575)	Net unrealized appreciation on futures contracts	$17,623
Forward currency	Currency	Net realized loss on forward currency contracts	(34,124)	Net unrealized appreciation on forward currency contracts	34,014
Swaps	Interest	Net realized gain on swap contracts	6,790	Net unrealized appreciation on swap contracts	920
			$(32,909)		$52,557

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of

24	Capital World Bond Fund

default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$1,188	$(63)	$(1,125)	$—	$—
Bank of New York Mellon	14	(14)	—	—	—
Citibank	22,160	(8,902)	—	(13,258)	—
Goldman Sachs	9,460	(2,586)	—	(5,310)	1,564
HSBC Bank	3,453	(3,453)	—	—	—
JPMorgan Chase	26,655	(10,361)	—	(14,900)	1,394
Morgan Stanley	5,555	(3,410)	—	(1,943)	202
UBS AG	139	(74)	—	—	65
Total	$68,624	$(28,863)	$(1,125)	$(35,411)	$3,225
Liabilities:
Bank of America, N.A.	$63	$(63)	$—	$—	$—
Bank of New York Mellon	270	(14)	(256)	—	—
Citibank	8,902	(8,902)	—	—	—
Goldman Sachs	2,586	(2,586)	—	—	—
HSBC Bank	3,741	(3,453)	(288)	—	—
JPMorgan Chase	10,361	(10,361)	—	—	—
Morgan Stanley	3,410	(3,410)	—	—	—
UBS AG	74	(74)	—	—	—
Total	$29,407	$(28,863)	$(544)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital

Capital World Bond Fund	25

gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2018, the fund reclassified $1,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Late year ordinary loss deferral*	$(3,075)
Capital loss carryforward †	(165,129)
Gross unrealized appreciation on investments	180,131
Gross unrealized depreciation on investments	(432,706)
Net unrealized depreciation on investments	(252,575)
Cost of investments	13,549,359

*	This deferral is considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2018							Year ended December 31, 2017
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Return of capital		Total distributions paid
Class A	$121,053		$—	$121,053		$41,963		$—	$63,859		$105,822
Class B1						—		—	—		—
Class C	3,108		—	3,108		1,244		—	1,893		3,137
Class T2	—	[3]	—	—	[3]	—	[3]	—	—	[3]	—	[3]
Class F-1	5,384		—	5,384		2,267		—	3,451		5,718
Class F-2	29,371		—	29,371		10,705		—	16,291		26,996
Class F-3[4]	49,980		—	49,980		10,363		—	15,769		26,132
Class 529-A	6,215		—	6,215		2,066		—	3,144		5,210
Class 529-B1						—		—	—		—
Class 529-C	942		—	942		384		—	585		969
Class 529-E	289		—	289		98		—	149		247
Class 529-T2	—	[3]	—	—	[3]	—	[3]	—	—	[3]	—	[3]
Class 529-F-1	877		—	877		285		—	434		719
Class R-1	108		—	108		40		—	61		101
Class R-2	1,707		—	1,707		592		—	901		1,493
Class R-2E	78		—	78		18		—	27		45
Class R-3	2,571		—	2,571		883		—	1,344		2,227
Class R-4	2,171		—	2,171		847		—	1,288		2,135
Class R-5E	53		—	53		1		—	1		2
Class R-5	1,999		—	1,999		709		—	1,079		1,788
Class R-6	75,759		—	75,759		22,032		—	33,527		55,559
Total	$301,665		$—	$301,665		$94,497		$—	$143,803		$238,300

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

26	Capital World Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the year ended December 31, 2018, the investment advisory services fee was $57,718,000, which was equivalent to an annualized rate of 0.438% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and CRMC provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior

Capital World Bond Fund	27

calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended December 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$14,783	$11,725		$577		Not applicable
Class C	2,422	497		122		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	633	422		129		Not applicable
Class F-2	Not applicable	957		583		Not applicable
Class F-3	Not applicable	355		971		Not applicable
Class 529-A	725	568		153		$201
Class 529-C	745	142		38		50
Class 529-E	75	13		8		10
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	69		19		25
Class R-1	77	12		4		Not applicable
Class R-2	894	438		59		Not applicable
Class R-2E	27	11		2		Not applicable
Class R-3	693	235		69		Not applicable
Class R-4	258	115		52		Not applicable
Class R-5E	Not applicable	3		1		Not applicable
Class R-5	Not applicable	47		41		Not applicable
Class R-6	Not applicable	20		1,459		Not applicable
Total class-specific expenses	$21,332	$15,629		$4,287		$286

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $85,000 in the fund’s statement of operations reflects $82,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2018.

28	Capital World Bond Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$747,340	37,853		$119,462		6,146		$(1,017,945)	(52,101)	$(151,143)	(8,102)
Class C	27,448	1,409		3,077		161		(91,350)	(4,729)	(60,825)	(3,159)
Class T	—	—		—		—		—	—	—	—
Class F-1	71,018	3,612		5,278		272		(113,999)	(5,809)	(37,703)	(1,925)
Class F-2	546,351	27,782		28,956		1,493		(340,337)	(17,463)	234,970	11,812
Class F-3	627,727	31,966		48,583		2,504		(336,770)	(17,283)	339,540	17,187
Class 529-A	47,529	2,406		6,212		319		(61,997)	(3,163)	(8,256)	(438)
Class 529-C	10,838	556		942		49		(25,999)	(1,340)	(14,219)	(735)
Class 529-E	2,482	126		289		15		(2,872)	(147)	(101)	(6)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	10,222	524		877		45		(9,173)	(471)	1,926	98
Class R-1	1,946	100		107		6		(2,681)	(137)	(628)	(31)
Class R-2	29,979	1,540		1,706		89		(40,469)	(2,083)	(8,784)	(454)
Class R-2E	2,872	146		78		4		(1,521)	(77)	1,429	73
Class R-3	37,851	1,922		2,566		132		(44,455)	(2,272)	(4,038)	(218)
Class R-4	34,086	1,716		2,169		112		(56,260)	(2,853)	(20,005)	(1,025)
Class R-5E	3,583	182		53		3		(271)	(14)	3,365	171
Class R-5	21,150	1,071		1,999		103		(28,023)	(1,429)	(4,874)	(255)
Class R-6	735,114	37,339		75,722		3,901		(141,658)	(7,259)	669,178	33,981
Total net increase (decrease)	$2,957,536	150,250		$298,076		15,354		$(2,315,780)	(118,630)	$939,832	46,974

Year ended December 31, 2017
Class A	$843,562	42,799		$104,105		5,271		$(1,204,932)	(61,430)	$(257,265)	(13,360)
Class B3	16	1		—		—		(4,228)	(222)	(4,212)	(221)
Class C	30,902	1,599		3,080		159		(106,869)	(5,549)	(72,887)	(3,791)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	71,830	3,667		5,614		285		(131,369)	(6,681)	(53,925)	(2,729)
Class F-2	812,384	41,657		26,431		1,350		(1,852,794)	(93,637)	(1,013,979)	(50,630)
Class F-3[5]	1,862,336	93,612		25,543		1,281		(123,337)	(6,176)	1,764,542	88,717
Class 529-A	58,164	2,927		5,209		263		(54,804)	(2,774)	8,569	416
Class 529-B3	3	—	[2]	—		—		(406)	(21)	(403)	(21)
Class 529-C	11,918	610		969		50		(43,215)	(2,207)	(30,328)	(1,547)
Class 529-E	2,221	113		247		13		(3,295)	(168)	(827)	(42)
Class 529-T4	10	1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	8,157	415		719		37		(7,744)	(395)	1,132	57
Class R-1	1,677	86		101		5		(4,653)	(240)	(2,875)	(149)
Class R-2	29,899	1,538		1,491		76		(45,052)	(2,323)	(13,662)	(709)
Class R-2E	2,107	108		45		2		(537)	(27)	1,615	83
Class R-3	41,838	2,135		2,225		113		(50,170)	(2,563)	(6,107)	(315)
Class R-4	35,005	1,785		2,133		108		(34,431)	(1,756)	2,707	137
Class R-5E	95	5		1		—	[2]	(92)	(5)	4	— [2]
Class R-5	23,956	1,217		1,788		90		(21,700)	(1,102)	4,044	205
Class R-6	935,545	47,641		55,538		2,818		(1,165,768)	(59,352)	(174,685)	(8,893)
Total net increase (decrease)	$4,771,635	241,916		$235,239		11,921		$(4,855,396)	(246,628)	$151,478	7,209

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,604,695,000 and $12,906,789,000, respectively, during the year ended December 31, 2018.

Capital World Bond Fund	29

Financial highlights

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class A:
12/31/2018	$19.97	$0.44	$(0.74)	$(0.30)	$(0.42)	$—	$—	$(0.42)	$19.25	(1.53)%	$5,499		0.94%		0.94%		2.25%
12/31/2017	18.96	0.42	0.95	1.37	(0.14)	—	(0.22)	(0.36)	19.97	7.26	5,867		0.96		0.96		2.13
12/31/2016[4,5]	20.51	0.10	(1.42)	(1.32)	(0.12)	(0.07)	(0.04)	(0.23)	18.96	(6.51)[6]	5,824		0.24	[6]	0.24	[6]	0.52	[6]
9/30/2016	19.21	0.38	1.15	1.53	(0.23)	—	—	(0.23)	20.51	8.08	6,494		0.94		0.94		1.94
9/30/2015	20.49	0.39	(1.20)	(0.81)	(0.19)	(0.28)	—	(0.47)	19.21	(4.05)	6,393		0.93		0.93		1.99
9/30/2014	20.32	0.47	0.13	0.60	(0.43)	—	—	(0.43)	20.49	2.98	7,176		0.90		0.90		2.27
Class C:
12/31/2018	19.63	0.28	(0.73)	(0.45)	(0.26)	—	—	(0.26)	18.92	(2.30)	210		1.72		1.72		1.46
12/31/2017	18.64	0.26	0.93	1.19	(0.08)	—	(0.12)	(0.20)	19.63	6.41	280		1.75		1.75		1.34
12/31/2016[4,5]	20.13	0.06	(1.40)	(1.34)	(0.06)	(0.07)	(0.02)	(0.15)	18.64	(6.72)[6]	337		0.44	[6]	0.44	[6]	0.32	[6]
9/30/2016	18.88	0.22	1.12	1.34	(0.09)	—	—	(0.09)	20.13	7.19	390		1.74		1.74		1.14
9/30/2015	20.18	0.23	(1.19)	(0.96)	(0.06)	(0.28)	—	(0.34)	18.88	(4.80)	431		1.73		1.73		1.19
9/30/2014	20.01	0.30	0.13	0.43	(0.26)	—	—	(0.26)	20.18	2.17	552		1.70		1.70		1.49
Class T:
12/31/2018	19.97	0.49	(0.75)	(0.26)	(0.46)	—	—	(0.46)	19.25	(1.32)[7]	—	[8]	0.72	[7]	0.72	[7]	2.48	[7]
12/31/2017[4,9]	19.32	0.35	0.60	0.95	(0.12)	—	(0.18)	(0.30)	19.97	4.95 [6,7]	—	[8]	0.73	[7,10]	0.73	[7,10]	2.37	[7,10]
Class F-1:
12/31/2018	19.92	0.44	(0.74)	(0.30)	(0.42)	—	—	(0.42)	19.20	(1.53)	238		0.93		0.93		2.25
12/31/2017	18.92	0.43	0.94	1.37	(0.15)	—	(0.22)	(0.37)	19.92	7.28	285		0.91		0.91		2.18
12/31/2016[4,5]	20.46	0.10	(1.41)	(1.31)	(0.12)	(0.07)	(0.04)	(0.23)	18.92	(6.47)[6]	322		0.22	[6]	0.22	[6]	0.53	[6]
9/30/2016	19.09	0.38	1.13	1.51	(0.14)	—	—	(0.14)	20.46	8.01	368		0.94		0.94		1.98
9/30/2015	20.37	0.40	(1.21)	(0.81)	(0.19)	(0.28)	—	(0.47)	19.09	(4.05)	2,106		0.91		0.91		2.03
9/30/2014	20.20	0.47	0.13	0.60	(0.43)	—	—	(0.43)	20.37	3.01	1,951		0.90		0.90		2.27
Class F-2:
12/31/2018	19.94	0.51	(0.75)	(0.24)	(0.48)	—	—	(0.48)	19.22	(1.19)	1,217		0.60		0.60		2.59
12/31/2017	18.93	0.47	0.95	1.42	(0.16)	—	(0.25)	(0.41)	19.94	7.54	1,027		0.67		0.67		2.41
12/31/2016[4,5]	20.49	0.12	(1.42)	(1.30)	(0.14)	(0.07)	(0.05)	(0.26)	18.93	(6.42)[6]	1,933		0.16	[6]	0.16	[6]	0.60	[6]
9/30/2016	19.20	0.44	1.14	1.58	(0.29)	—	—	(0.29)	20.49	8.37	1,876		0.65		0.65		2.21
9/30/2015	20.48	0.45	(1.21)	(0.76)	(0.24)	(0.28)	—	(0.52)	19.20	(3.77)	811		0.65		0.65		2.28
9/30/2014	20.31	0.52	0.14	0.66	(0.49)	—	—	(0.49)	20.48	3.29	990		0.61		0.61		2.54
Class F-3:
12/31/2018	19.95	0.52	(0.75)	(0.23)	(0.49)	—	—	(0.49)	19.23	(1.13)	2,037		0.54		0.54		2.65
12/31/2017[4,11]	19.08	0.48	0.83	1.31	(0.17)	—	(0.27)	(0.44)	19.95	6.94 [6]	1,770		0.55	[10]	0.55	[10]	2.58	[10]
Class 529-A:
12/31/2018	20.02	0.43	(0.75)	(0.32)	(0.40)	—	—	(0.40)	19.30	(1.59)	292		1.01		1.01		2.18
12/31/2017	19.01	0.41	0.95	1.36	(0.14)	—	(0.21)	(0.35)	20.02	7.18	312		1.02		1.02		2.07
12/31/2016[4,5]	20.57	0.10	(1.44)	(1.34)	(0.11)	(0.07)	(0.04)	(0.22)	19.01	(6.53)[6]	289		0.26	[6]	0.26	[6]	0.50	[6]
9/30/2016	19.26	0.37	1.15	1.52	(0.21)	—	—	(0.21)	20.57	7.95	314		1.03		1.03		1.85
9/30/2015	20.54	0.38	(1.21)	(0.83)	(0.17)	(0.28)	—	(0.45)	19.26	(4.12)	315		1.02		1.02		1.91
9/30/2014	20.37	0.45	0.13	0.58	(0.41)	—	—	(0.41)	20.54	2.88	358		0.99		0.99		2.19

30	Capital World Bond Fund

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2018	$19.78	$0.28	$(0.74)	$(0.46)	$(0.25)	$—	$—	$(0.25)	$19.07	(2.32)%		$67		1.76%		1.76%		1.43%
12/31/2017	18.77	0.25	0.94	1.19	(0.07)	—	(0.11)	(0.18)	19.78	6.38		84		1.80		1.80		1.30
12/31/2016[4,5]	20.27	0.06	(1.41)	(1.35)	(0.06)	(0.07)	(0.02)	(0.15)	18.77	(6.74)[6]		109		0.45	[6]	0.45	[6]	0.31	[6]
9/30/2016	19.00	0.21	1.14	1.35	(0.08)	—	—	(0.08)	20.27	7.19		122		1.80		1.80		1.08
9/30/2015	20.32	0.22	(1.20)	(0.98)	(0.06)	(0.28)	—	(0.34)	19.00	(4.91)		128		1.79		1.79		1.14
9/30/2014	20.14	0.29	0.14	0.43	(0.25)	—	—	(0.25)	20.32	2.15		152		1.77		1.77		1.41
Class 529-E:
12/31/2018	19.90	0.39	(0.74)	(0.35)	(0.37)	—	—	(0.37)	19.18	(1.76)		15		1.17		1.17		2.02
12/31/2017	18.89	0.37	0.95	1.32	(0.12)	—	(0.19)	(0.31)	19.90	7.04		15		1.19		1.19		1.90
12/31/2016[4,5]	20.43	0.09	(1.42)	(1.33)	(0.10)	(0.07)	(0.04)	(0.21)	18.89	(6.59)[6]		15		0.30	[6]	0.30	[6]	0.46	[6]
9/30/2016	19.14	0.33	1.14	1.47	(0.18)	—	—	(0.18)	20.43	7.77		17		1.21		1.21		1.68
9/30/2015	20.41	0.34	(1.20)	(0.86)	(0.13)	(0.28)	—	(0.41)	19.14	(4.29)		16		1.21		1.21		1.72
9/30/2014	20.24	0.41	0.13	0.54	(0.37)	—	—	(0.37)	20.41	2.69		19		1.20		1.20		1.98
Class 529-T:
12/31/2018	19.97	0.48	(0.75)	(0.27)	(0.45)	—	—	(0.45)	19.25	(1.36)[7]		—	[8]	0.76	[7]	0.76	[7]	2.43	[7]
12/31/2017[4,9]	19.32	0.34	0.61	0.95	(0.12)	—	(0.18)	(0.30)	19.97	4.91	[6,7]	—	[8]	0.78	[7,10]	0.78	[7,10]	2.33	[7,10]
Class 529-F-1:
12/31/2018	19.90	0.47	(0.74)	(0.27)	(0.45)	—	—	(0.45)	19.18	(1.36)		38		0.77		0.77		2.42
12/31/2017	18.90	0.45	0.94	1.39	(0.15)	—	(0.24)	(0.39)	19.90	7.41		38		0.80		0.80		2.30
12/31/2016[4,5]	20.46	0.11	(1.42)	(1.31)	(0.13)	(0.07)	(0.05)	(0.25)	18.90	(6.45)[6]		35		0.20	[6]	0.20	[6]	0.56	[6]
9/30/2016	19.16	0.41	1.15	1.56	(0.26)	—	—	(0.26)	20.46	8.18		39		0.81		0.81		2.08
9/30/2015	20.44	0.42	(1.20)	(0.78)	(0.22)	(0.28)	—	(0.50)	19.16	(3.92)		42		0.79		0.79		2.14
9/30/2014	20.27	0.49	0.14	0.63	(0.46)	—	—	(0.46)	20.44	3.13		45		0.77		0.77		2.40
Class R-1:
12/31/2018	19.77	0.29	(0.74)	(0.45)	(0.27)	—	—	(0.27)	19.05	(2.26)		8		1.67		1.67		1.52
12/31/2017	18.77	0.27	0.94	1.21	(0.08)	—	(0.13)	(0.21)	19.77	6.49		9		1.68		1.68		1.41
12/31/2016[4,5]	20.27	0.07	(1.41)	(1.34)	(0.07)	(0.07)	(0.02)	(0.16)	18.77	(6.69	)6	11		0.42	[6]	0.42	[6]	0.34	[6]
9/30/2016	19.01	0.23	1.13	1.36	(0.10)	—	—	(0.10)	20.27	7.24		12		1.68		1.68		1.20
9/30/2015	20.31	0.25	(1.20)	(0.95)	(0.07)	(0.28)	—	(0.35)	19.01	(4.74)		14		1.66		1.66		1.26
9/30/2014	20.14	0.31	0.14	0.45	(0.28)	—	—	(0.28)	20.31	2.24		17		1.65		1.65		1.53
Class R-2:
12/31/2018	19.75	0.30	(0.73)	(0.43)	(0.28)	—	—	(0.28)	19.04	(2.18)		113		1.64		1.64		1.55
12/31/2017	18.76	0.28	0.94	1.22	(0.09)	—	(0.14)	(0.23)	19.75	6.50		126		1.65		1.65		1.44
12/31/2016[4,5]	20.27	0.07	(1.42)	(1.35)	(0.06)	(0.07)	(0.03)	(0.16)	18.76	(6.71)[6]		133		0.42	[6]	0.42	[6]	0.34	[6]
9/30/2016	19.00	0.23	1.14	1.37	(0.10)	—	—	(0.10)	20.27	7.26		148		1.70		1.70		1.18
9/30/2015	20.30	0.24	(1.20)	(0.96)	(0.06)	(0.28)	—	(0.34)	19.00	(4.78)		149		1.70		1.70		1.23
9/30/2014	20.13	0.30	0.14	0.44	(0.27)	—	—	(0.27)	20.30	2.19		168		1.71		1.71		1.47
Class R-2E:
12/31/2018	19.93	0.36	(0.76)	(0.40)	(0.33)	—	—	(0.33)	19.20	(1.99)		5		1.36		1.36		1.84
12/31/2017	18.93	0.34	0.95	1.29	(0.12)	—	(0.17)	(0.29)	19.93	6.81		4		1.37		1.37		1.74
12/31/2016[4,5]	20.47	0.08	(1.42)	(1.34)	(0.09)	(0.07)	(0.04)	(0.20)	18.93	(6.57)[6]		2		0.34	[6]	0.34	[6]	0.42	[6]
9/30/2016	19.20	0.30	1.18	1.48	(0.21)	—	—	(0.21)	20.47	7.75		1		1.33		1.33		1.53
9/30/2015	20.50	0.42	(1.21)	(0.79)	(0.23)	(0.28)	—	(0.51)	19.20	(3.94)[7]		—	[8]	0.78	[7]	0.78	[7]	2.13	[7]
9/30/2014[4,12]	21.00	0.04	(0.54)	(0.50)	—	—	—	—	20.50	(2.38)[6,7]		—	[8]	0.06	[6,7]	0.06	[6,7]	0.17	[6,7]

See end of table for footnotes.

Capital World Bond Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class R-3:
12/31/2018	$19.94	$0.39	$(0.74)	$(0.35)	$(0.37)	$—	$—	$(0.37)	$19.22	(1.78)%	$132		1.19%		1.19%		2.00%
12/31/2017	18.93	0.37	0.95	1.32	(0.12)	—	(0.19)	(0.31)	19.94	7.01	141		1.20		1.20		1.89
12/31/2016[4,5]	20.47	0.09	(1.42)	(1.33)	(0.10)	(0.07)	(0.04)	(0.21)	18.93	(6.58)[6]	140		0.29	[6]	0.29	[6]	0.47	[6]
9/30/2016	19.17	0.32	1.15	1.47	(0.17)	—	—	(0.17)	20.47	7.78	151		1.23		1.23		1.65
9/30/2015	20.45	0.34	(1.21)	(0.87)	(0.13)	(0.28)	—	(0.41)	19.17	(4.34)	151		1.22		1.22		1.71
9/30/2014	20.28	0.41	0.13	0.54	(0.37)	—	—	(0.37)	20.45	2.67	174		1.21		1.21		1.97
Class R-4:
12/31/2018	19.95	0.45	(0.74)	(0.29)	(0.43)	—	—	(0.43)	19.23	(1.48)	91		0.88		0.88		2.30
12/31/2017	18.95	0.43	0.94	1.37	(0.15)	—	(0.22)	(0.37)	19.95	7.28	115		0.89		0.89		2.20
12/31/2016[4,5]	20.50	0.11	(1.42)	(1.31)	(0.12)	(0.07)	(0.05)	(0.24)	18.95	(6.48)[6]	107		0.22	[6]	0.22	[6]	0.54	[6]
9/30/2016	19.21	0.39	1.14	1.53	(0.24)	—	—	(0.24)	20.50	8.09	118		0.90		0.90		1.98
9/30/2015	20.48	0.40	(1.20)	(0.80)	(0.19)	(0.28)	—	(0.47)	19.21	(3.96)	100		0.88		0.88		2.05
9/30/2014	20.31	0.47	0.14	0.61	(0.44)	—	—	(0.44)	20.48	3.02	112		0.87		0.87		2.30
Class R-5E:
12/31/2018	19.94	0.50	(0.75)	(0.25)	(0.47)	—	—	(0.47)	19.22	(1.24)	3		0.67		0.67		2.58
12/31/2017	18.94	0.46	0.94	1.40	(0.16)	—	(0.24)	(0.40)	19.94	7.41	—	[8]	0.74		0.72		2.33
12/31/2016[4,5]	20.50	0.11	(1.42)	(1.31)	(0.13)	(0.07)	(0.05)	(0.25)	18.94	(6.45)[6]	—	[8]	0.19	[6]	0.19	[6]	0.56	[6]
9/30/2016[4,13]	19.02	0.36	1.37	1.73	(0.25)	—	—	(0.25)	20.50	9.21 [6]	—	[8]	0.72	[10]	0.72	[10]	2.12	[10]
Class R-5:
12/31/2018	19.98	0.51	(0.74)	(0.23)	(0.49)	—	—	(0.49)	19.26	(1.17)	76		0.58		0.58		2.61
12/31/2017	18.97	0.49	0.95	1.44	(0.17)	—	(0.26)	(0.43)	19.98	7.65	84		0.59		0.59		2.50
12/31/2016[4,5]	20.54	0.12	(1.42)	(1.30)	(0.15)	(0.07)	(0.05)	(0.27)	18.97	(6.42)[6]	76		0.14	[6]	0.14	[6]	0.62	[6]
9/30/2016	19.24	0.45	1.15	1.60	(0.30)	—	—	(0.30)	20.54	8.45	79		0.59		0.59		2.29
9/30/2015	20.52	0.47	(1.22)	(0.75)	(0.25)	(0.28)	—	(0.53)	19.24	(3.71)	152		0.58		0.58		2.35
9/30/2014	20.35	0.54	0.13	0.67	(0.50)	—	—	(0.50)	20.52	3.32	162		0.57		0.57		2.62
Class R-6:
12/31/2018	19.97	0.52	(0.74)	(0.22)	(0.50)	—	—	(0.50)	19.25	(1.11)	3,124		0.52		0.52		2.67
12/31/2017	18.96	0.50	0.95	1.45	(0.17)	—	(0.27)	(0.44)	19.97	7.72	2,562		0.54		0.54		2.56
12/31/2016[4,5]	20.54	0.12	(1.43)	(1.31)	(0.14)	(0.07)	(0.06)	(0.27)	18.96	(6.43)[6]	2,602		0.14	[6]	0.14	[6]	0.62	[6]
9/30/2016	19.24	0.46	1.15	1.61	(0.31)	—	—	(0.31)	20.54	8.51	2,483		0.53		0.53		2.35
9/30/2015	20.52	0.48	(1.22)	(0.74)	(0.26)	(0.28)	—	(0.54)	19.24	(3.66)	1,783		0.53		0.53		2.42
9/30/2014	20.34	0.54	0.15	0.69	(0.51)	—	—	(0.51)	20.52	3.44	1,262		0.52		0.52		2.63

	Year ended December 31		Three months ended December 31,	Year ended September 30
Portfolio turnover rate for all share classes[14]	2018	2017	2016[4,6,7]	2016	2015	2014
Excluding mortgage dollar roll transactions	99%	95%	15%	91%	106%	Not available
Including mortgage dollar roll transactions	128%	111%	19%	138%	185%	205%

32	Capital World Bond Fund

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	In 2016, the fund changed its fiscal year-end from September to December.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements

Capital World Bond Fund	33

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Capital World Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund (the “Fund”), including the summary investment portfolio, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, the three months ended December 31, 2016, and for each of the three years in the period ended September 30, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the three months ended December 31, 2016, and for each of the three years in the period ended September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
February 13, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

34	Capital World Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2018, through December 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Bond Fund	35

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	7/1/2018	12/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,001.92	$4.79	.95%
Class A – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class C – actual return	1,000.00	997.99	8.66	1.72
Class C – assumed 5% return	1,000.00	1,016.53	8.74	1.72
Class T – actual return	1,000.00	1,003.12	3.64	.72
Class T – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-1 – actual return	1,000.00	1,001.53	4.74	.94
Class F-1 – assumed 5% return	1,000.00	1,020.47	4.79	.94
Class F-2 – actual return	1,000.00	1,003.71	3.03	.60
Class F-2 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class F-3 – actual return	1,000.00	1,003.48	2.73	.54
Class F-3 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 529-A – actual return	1,000.00	1,001.59	5.10	1.01
Class 529-A – assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class 529-C – actual return	1,000.00	997.80	8.81	1.75
Class 529-C – assumed 5% return	1,000.00	1,016.38	8.89	1.75
Class 529-E – actual return	1,000.00	1,000.83	5.90	1.17
Class 529-E – assumed 5% return	1,000.00	1,019.31	5.96	1.17
Class 529-T – actual return	1,000.00	1,002.85	3.89	.77
Class 529-T – assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 529-F-1 – actual return	1,000.00	1,002.86	3.89	.77
Class 529-F-1 – assumed 5% return	1,000.00	1,021.32	3.92	.77
Class R-1 – actual return	1,000.00	997.80	8.41	1.67
Class R-1 – assumed 5% return	1,000.00	1,016.79	8.49	1.67
Class R-2 – actual return	1,000.00	998.42	8.31	1.65
Class R-2 – assumed 5% return	1,000.00	1,016.89	8.39	1.65
Class R-2E – actual return	1,000.00	999.36	6.90	1.37
Class R-2E – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-3 – actual return	1,000.00	1,000.67	6.05	1.20
Class R-3 – assumed 5% return	1,000.00	1,019.16	6.11	1.20
Class R-4 – actual return	1,000.00	1,001.69	4.49	.89
Class R-4 – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class R-5E – actual return	1,000.00	1,003.38	3.43	.68
Class R-5E – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-5 – actual return	1,000.00	1,003.77	2.93	.58
Class R-5 – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class R-6 – actual return	1,000.00	1,004.10	2.63	.52
Class R-6 – assumed 5% return	1,000.00	1,022.58	2.65	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

36	Capital World Bond Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2018:

Foreign taxes	$0.01 per share
Foreign source income	$0.41 per share
Qualified dividend income	$2,317,000
Corporate dividends received deduction	$490,000
U.S. government income that may be exempt from state taxation	$45,287,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

Capital World Bond Fund	37

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38	Capital World Bond Fund

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Capital World Bond Fund	39

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40	Capital World Bond Fund

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Capital World Bond Fund	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	91	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	78	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946	2005	Private investor	81	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	80	Mastercard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2010	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	78	None
Margaret Spellings, 1957 Chairman of the Board (Independent and Non- Executive)	2010	President, The University of North Carolina; former President, George W. Bush Foundation	82	None
Alexandra Trower, 1964	2019	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	77	None

Leonard R. Fuller and Frank M. Sanchez retired from the board on December 31, 2018. The trustees thank Mr. Fuller and Mr. Sanchez for their dedication and service to the fund.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	77	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	19	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

42	Capital World Bond Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Thomas H. Høgh, 1963 President	2001	Partner — Capital Fixed Income Investors, Capital Research Company [6]
Kristine M. Nishiyama, 1970 Executive Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
David A. Daigle, 1967 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Robert H. Neithart, 1965 Senior Vice President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Chairman of the Board, Capital Strategy Research, Inc. [6]
Andrew A. Cormack, 1982 Vice President	2019	Vice President — Capital Fixed Income Investors, Capital Research Company[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed, with the exception of Andrew A. Cormack, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Capital World Bond Fund	43

Board of trustees and other officers (continued)

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)
685,961,866

Total shares voting on November 28, 2018
628,307,437 (91.6% of shares outstanding)

The proposal: to elect board members

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	614,954,036	97.9%	13,353,401	2.1%
James G. Ellis	615,303,032	97.9	13,004,405	2.1
Nariman Farvardin	615,366,199	97.9	12,941,238	2.1
Michael C. Gitlin	616,049,779	98.0	12,257,658	2.0
Mary Davis Holt	616,153,499	98.1	12,153,938	1.9
R. Clark Hooper	615,020,957	97.9	13,286,480	2.1
Merit E. Janow	615,684,275	98.0	12,623,162	2.0
Laurel B. Mitchell	616,320,823	98.1	11,986,614	1.9
Margaret Spellings	616,199,268	98.1	12,108,169	1.9
Alexandra Trower	616,532,764	98.1	11,774,673	1.9
Karl J. Zeile	615,941,541	98.0	12,365,896	2.0

44	Capital World Bond Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2018, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 75% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services	WBF

Registrant:
a) Audit Fees:

2017	$263,000
2018	$26,000

b) Audit-Related Fees:
2017	$3,000
2018	$3,000

c) Tax Fees:
2017	$16,000
2018	$10,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	$1,429,000
2018	$2,258,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:

2017	None
2018	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,535,000 for fiscal year 2017 and $2,351,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
December 31, 2018
Bonds, notes & other debt instruments 92.67% Japanese yen 11.97%	Principal amount (000)	Value (000)
Japan, Series 395, 0.10% 2020	¥27,800,000	$254,778
Japan, Series 394, 0.10% 2020	4,375,000	40,094
Japan, Series 128, 0.10% 2021	13,663,750	125,436
Japan, Series 134, 0.10% 2022	5,470,000	50,403
Japan, Series 17, 0.10% 2023[1]	2,913,440	27,153
Japan, Series 19, 0.10% 2024[1]	11,513,970	107,781
Japan, Series 18, 0.10% 2024[1]	11,071,250	103,435
Japan, Series 337, 0.30% 2024	5,319,500	49,817
Japan, Series 20, 0.10% 2025[1]	3,383,280	31,748
Japan, Series 340, 0.40% 2025	1,875,000	17,727
Japan, Series 344, 0.10% 2026	3,760,000	34,908
Japan, Series 21, 0.10% 2026[1]	3,079,888	29,041
Japan, Series 346, 0.10% 2027	31,665,650	293,756
Japan, Series 116, 2.20% 2030	3,041,550	34,290
Japan, Series 145, 1.70% 2033	8,945,000	98,388
Japan, Series 150, 1.40% 2034	1,615,000	17,183
Japan, Series 161, 0.60% 2037	7,075,000	66,227
Japan, Series 42, 1.70% 2044	5,090,000	57,957
Japan, Series 53, 0.60% 2046	4,993,250	44,437
Japan, Series 57, 0.80% 2047	4,951,150	46,234
Japan, Series 59, 0.70% 2048	4,920,000	44,700
		1,575,493
Euros 11.91%
Allianz SE 0.25% 2023	€1,900	2,161
Allianz SE 1.375% 2031	1,900	2,161
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)[2]	1,600	2,107
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[2]	13,900	17,531
Anglo American Capital PLC 3.25% 2023	4,210	5,097
Apple Inc. 1.375% 2024	6,075	7,278
Assicurazioni Generali SPA 5.125% 2024	2,300	3,123
Austrian Government 0.75% 2028	1,430	1,678
Aviva PLC, junior subordinated 6.125% 2043 (5 year EURO Mid Swap + 5.13% on 7/5/2023)[2]	6,500	8,299
AXA SA 3.25% 2049[2]	2,000	2,193
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EURO Mid Swap + 2.55% on 4/11/2019)[2]	14,500	16,718
Banque Centrale de Tunisie 6.75% 2023	12,615	13,875
Bayer Capital Corp. BV 1.50% 2026	5,400	6,026
Bayer Capital Corp. BV 2.125% 2029	1,500	1,676
Belgium (Kingdom of), Series 79, 0.20% 2023	19,210	22,261
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 85, 0.80% 2028	3,580	4,115
BMW Finance NV 0.50% 2022	3,000	3,420
BMW Finance NV 1.125% 2026	1,400	1,581
Buzzi Unicem SPA 2.125% 2023	2,000	2,297
CaixaBank, SA 3.50% 2027 (5 year EURO Mid Swap + 3.35% on 2/15/2022)[2]	5,800	6,843
Chubb Ltd. 1.55% 2028	4,540	5,168
Cloverie PLC 1.75% 2024	7,100	8,499
Capital World Bond Fund — Page 1 of 29

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Cote d’Ivoire (Republic of) 5.25% 2030[3]	€3,950	$4,002
Daimler AG 1.00% 2027	945	1,018
Deutsche Telekom International Finance BV 1.375% 2027	1,400	1,602
Ecolab Inc. 2.625% 2025	1,000	1,245
Egypt (Arab Republic of) 4.75% 2026	525	547
Egypt (Arab Republic of) 5.625% 2030	3,720	3,701
Enel Finance International SA 1.00% 2024	4,000	4,532
European Financial Stability Facility 0.40% 2025	26,000	29,988
French Republic O.A.T. 1.00% 2025	22,980	27,642
French Republic O.A.T. 1.00% 2027	30,400	36,216
French Republic O.A.T. 1.25% 2034	310	362
French Republic O.A.T. 2.00% 2048	7,490	9,331
Germany (Federal Republic of) 2.00% 2022	8,200	10,125
Germany (Federal Republic of) 1.75% 2024	36,210	45,836
Germany (Federal Republic of) 0.25% 2027	15,370	17,891
Germany (Federal Republic of) 0.50% 2027	72,380	85,729
Germany (Federal Republic of) 0.50% 2028	47,530	56,070
Germany (Federal Republic of) 2.50% 2046	28,550	46,092
Germany (Federal Republic of) 1.25% 2048[4]	34,475	43,402
Greece (Hellenic Republic of) 3.50% 2023	8,059	9,318
Greece (Hellenic Republic of) 3.375% 2025	50,780	56,295
Greece (Hellenic Republic of) 3.75% 2028	3,193	3,497
Greece (Hellenic Republic of) 3.90% 2033	18,336	19,155
Greece (Hellenic Republic of) 4.00% 2037	19,159	19,359
Greece (Hellenic Republic of) 4.20% 2042	19,109	19,271
Groupe BPCE SA 2.75% 2026 (5 year EURO Mid Swap + 1.83% on 7/8/2021)[2]	14,600	17,277
HeidelbergCement AG 1.50% 2025	2,000	2,277
HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)[2]	6,250	7,166
Iberdrola Finanzes, SAU 1.00% 2024	8,400	9,736
Iberdrola, SA 1.875% (undated), junior subordinated (EUR Annual (vs. 6M EURIBOR) 5Y + 1.592% on 5/22/2023)[2]	1,400	1,505
Intesa Sanpaolo SpA 6.625% 2023	15,870	20,653
Ireland (Republic of) 1.00% 2026	11,190	13,210
Ireland (Republic of) 0.90% 2028	58,940	67,573
Ireland (Republic of) 2.40% 2030	5,005	6,511
Italy (Republic of) 1.35% 2022	91,685	105,428
Italy (Republic of) 0.95% 2023	7,450	8,329
Italy (Republic of) 4.75% 2023	13,200	17,178
Italy (Republic of) 1.85% 2024	540	616
Italy (Republic of) 1.45% 2025	18,915	20,770
Italy (Republic of) 1.50% 2025	12,330	13,578
Italy (Republic of) 2.05% 2027	26,270	29,003
Italy (Republic of) 2.00% 2028	16,200	17,778
Italy (Republic of) 2.95% 2038	4,370	4,775
Italy (Republic of) 3.45% 2048	2,100	2,389
Kazahkstan (Republic of) 1.55% 2023	6,610	7,626
Lloyds Banking Group PLC 6.50% 2020	4,850	5,928
Metropolitan Life Global Funding I 0.875% 2022[5]	1,000	1,163
Netherlands (Kingdom of the) 5.50% 2028	7,250	12,198
Orange SA 1.375% 2030	2,300	2,528
Portuguese Republic 2.875% 2025	31,900	40,714
Portuguese Republic 2.875% 2026	3,100	3,939
Portuguese Republic 2.125% 2028	9,075	10,783
Praxair, Inc. 1.20% 2024	1,500	1,766
Praxair, Inc. 1.625% 2025	1,500	1,794
Capital World Bond Fund — Page 2 of 29

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Procter & Gamble Co. 0.625% 2024	€3,520	$4,039
Procter & Gamble Co. 1.20% 2028	2,260	2,607
Rabobank Nederland 2.50% 2026 (5 year EURO Mid Swap + 1.40% on 5/26/2021)[2]	14,650	17,389
Romania 2.875% 2029	29,255	32,557
Romania 2.50% 2030	1,825	1,951
Romania 3.875% 2035	12,375	13,841
Romania 3.375% 2038	21,585	22,117
Spain (Kingdom of) 0.40% 2022	7,730	8,980
Spain (Kingdom of) 1.50% 2027	150,300	176,160
Spain (Kingdom of) 1.40% 2028	14,920	17,075
Spain (Kingdom of) 1.40% 2028	750	863
Spain (Kingdom of) 2.90% 2046	4,300	5,284
Spain (Kingdom of) 2.70% 2048	46,590	54,429
State Grid Overseas Investment Ltd. 1.25% 2022	2,000	2,331
Svenska Handelsbanken AB 2.656% 2024 (5 year EURO Mid Swap + 1.43% on 1/15/2019)[2]	9,650	11,064
Sweden (Kingdom of) 0.125% 2023	3,000	3,474
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	21,250	24,901
The Wellcome Trust Ltd. 1.125% 2027	3,000	3,492
Toyota Motor Credit Corp. 0.625% 2024	2,000	2,259
United Technologies Corp. 1.15% 2024	2,000	2,268
United Technologies Corp. 2.15% 2030	3,000	3,421
Veolia Environnement 0.314% 2023	4,300	4,841
Veolia Environnement 1.59% 2028	1,300	1,503
		1,567,379
Polish zloty 3.32%
Poland (Republic of), Series 0420, 1.50% 2020	PLN143,300	38,465
Poland (Republic of), Series 1020, 5.25% 2020	265,250	75,844
Poland (Republic of), Series 1021, 5.75% 2021	515,920	153,045
Poland (Republic of), Series 0123, 2.50% 2023	240,000	65,356
Poland (Republic of), Series 1023, 4.00% 2023	143,630	41,636
Poland (Republic of), Series 0725, 3.25% 2025	197,070	55,126
Poland (Republic of), Series 0727, 2.50% 2027	30,000	7,885
		437,357
Mexican pesos 3.01%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	611
Petróleos Mexicanos 7.47% 2026	338,000	12,689
Red de Carreteras de Occidente 9.00% 2028[3]	36,950	1,711
United Mexican States, Series M, 6.50% 2021	458,700	22,302
United Mexican States, Series M, 7.25% 2021	41,000	2,016
United Mexican States, Series M, 6.50% 2022	681,800	32,594
United Mexican States, Series M, 8.00% 2023	3,125,800	155,361
United Mexican States, Series M, 5.75% 2026	2,695,000	115,979
United Mexican States, Series M, 7.50% 2027	599,000	28,334
United Mexican States, Series M30, 10.00% 2036	182,500	10,230
United Mexican States, Series M, 7.75% 2042	320,600	14,421
		396,248
Danish kroner 2.55%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[3]	DKr647,867	100,190
Nykredit Realkredit AS, Series 01E, 2.00% 2037[3]	77,088	12,321
Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]	1,399,733	213,671
Capital World Bond Fund — Page 3 of 29

Bonds, notes & other debt instruments (continued) Danish kroner (continued)	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 2.50% 2047[3]	DKr61,188	$9,821
Realkredit Danmark AS, Series 22S, 2.00% 2037[3]	—[6]	—[6]
		336,003
British pounds 2.31%
Electricité de France SA 6.00% 2114	£700	1,141
France Télécom 8.125% 2028	1,700	3,161
HSBC Holdings PLC 2.175% 2023[2]	5,850	7,369
National Grid Transco PLC 4.00% 2027	2,250	3,273
Nestlé Finance International Ltd. 2.25% 2023	400	528
United Kingdom 2.00% 2020	17,960	23,332
United Kingdom 1.75% 2022	48,400	63,737
United Kingdom 2.25% 2023	10,650	14,411
United Kingdom 2.75% 2024	9,710	13,596
United Kingdom 1.25% 2027	30,250	38,755
United Kingdom 4.25% 2027	14,750	23,710
United Kingdom 1.625% 2028	5,710	7,502
United Kingdom 1.75% 2037	4,580	5,830
United Kingdom 3.25% 2044	24,550	40,024
United Kingdom 3.50% 2045	14,780	25,226
United Kingdom 1.50% 2047	18,550	21,886
United Kingdom 2.50% 2065	5,730	9,118
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,788
		304,387
Indian rupees 1.93%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,726
India (Republic of) 7.80% 2021	2,236,000	32,511
India (Republic of) 6.84% 2022	1,010,000	14,312
India (Republic of) 7.68% 2023	374,900	5,475
India (Republic of) 8.83% 2023	820,800	12,539
India (Republic of) 7.35% 2024	1,000,000	14,318
India (Republic of) 6.97% 2026	4,380,000	61,221
India (Republic of) 7.59% 2026	2,404,100	34,830
India (Republic of) 6.79% 2027	2,995,000	41,260
India (Republic of) 7.59% 2029	450,000	6,466
India (Republic of) 7.61% 2030	768,660	11,063
India (Republic of) 7.88% 2030	150,000	2,201
National Highways Authority of India 7.17% 2021	920,000	12,865
National Highways Authority of India 7.27% 2022	210,000	2,951
		254,738
Brazilian reais 1.49%
Brazil (Federative Republic of) 0% 2021	BRL92,000	19,713
Brazil (Federative Republic of) 0% 2022	400,000	78,085
Brazil (Federative Republic of) 6.00% 2022[1]	10,568	2,858
Brazil (Federative Republic of) 6.00% 2024[1]	19,216	5,260
Brazil (Federative Republic of) 10.00% 2025	293,887	79,251
Brazil (Federative Republic of) 10.00% 2027	31,200	8,431
Brazil (Federative Republic of) 10.00% 2029	8,300	2,257
		195,855
Capital World Bond Fund — Page 4 of 29

Bonds, notes & other debt instruments (continued) Thai baht 1.20%	Principal amount (000)	Value (000)
Bank of Thailand 1.49% 2019	THB92,000	$2,822
Bank of Thailand 1.50% 2019	680,000	20,880
Bank of Thailand 1.34% 2020	150,000	4,583
Thailand (Kingdom of) 1.875% 2022	1,211,400	37,053
Thailand (Kingdom of) 3.85% 2025	359,500	12,091
Thailand (Kingdom of) 2.125% 2026	2,125,000	63,883
Thailand (Kingdom of) 3.65% 2031	110,000	3,695
Thailand (Kingdom of) 3.775% 2032	287,260	9,734
Thailand (Kingdom of) 3.40% 2036	91,990	2,974
		157,715
Chinese yuan renminbi 1.08%
China Development Bank Corp., Series 1804, 4.69% 2023	CNY550,000	84,055
China Development Bank Corp., Series 1715, 4.24% 2027	349,800	52,245
China Development Bank Corp. 4.73% 2025	39,000	5,992
		142,292
South African rand 0.78%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR92,650	6,409
South Africa (Republic of), Series R-186, 10.50% 2026	86,800	6,569
South Africa (Republic of), Series 2044, 8.75% 2044	645,950	39,983
South Africa (Republic of), Series R-2048, 8.75% 2048	814,450	50,404
		103,365
Romanian leu 0.72%
Romania 2.30% 2020	RON183,565	44,023
Romania 3.25% 2021	66,045	16,078
Romania 5.95% 2021	91,800	23,661
Romania 3.40% 2022	35,500	8,565
Romania 3.25% 2024	10,000	2,336
		94,663
Australian dollars 0.69%
Australia (Commonwealth of), Series 128, 5.75% 2022	A$56,200	44,872
Australia (Commonwealth of), Series 133, 5.50% 2023	50,170	40,554
Australia (Commonwealth of), Series 138, 3.25% 2029	7,900	6,036
		91,462
Malaysian ringgits 0.62%
Malaysia (Federation of), Series 0314, 4.048% 2021	MYR36,250	8,865
Malaysia (Federation of), Series 0313, 3.48% 2023	44,100	10,535
Malaysia (Federation of), Series 0217, 4.059% 2024	10,700	2,603
Malaysia (Federation of), Series 0114, 4.181% 2024	19,600	4,800
Malaysia (Federation of), Series 0316, 3.90% 2026	42,875	10,218
Malaysia (Federation of), Series 0310, 4.498% 2030	177,400	43,361
Malaysia (Federation of), Series 0615, 4.786% 2035	2,500	604
		80,986
Canadian dollars 0.60%
Canada 0.75% 2021	C$9,700	6,940
Canada 1.00% 2022	16,200	11,495
Canada 2.25% 2025	49,100	36,698
Canada 3.50% 2045	1,600	1,483
Canada 1.25% 2047[1]	3,262	2,692
Nova Scotia (Province of) 2.10% 2027	4,000	2,779
Capital World Bond Fund — Page 5 of 29

Bonds, notes & other debt instruments (continued) Canadian dollars (continued)	Principal amount (000)	Value (000)
Quebec (Province of) 2.75% 2028	C$5,000	$3,714
Saskatchewan (Province of) 2.65% 2027	4,000	2,899
Saskatchewan (Province of) 3.05% 2028	14,000	10,411
		79,111
Chilean pesos 0.59%
Chile (Banco Central de) 4.00% 2023	CLP34,690,000	50,234
Chile (Banco Central de) 4.50% 2026	18,480,000	27,153
		77,387
Israeli shekels 0.54%
Israel (State of) 2.00% 2027	ILS100,600	26,723
Israel (State of) 5.50% 2042	117,700	43,394
Israel (State of) 3.75% 2047	2,900	820
		70,937
Indonesian rupiah 0.49%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR219,828,000	13,491
Indonesia (Republic of), Series 78, 8.25% 2029	506,395,000	36,115
Indonesia (Republic of), Series 74, 7.50% 2032	161,000,000	10,511
Indonesia (Republic of), Series 65, 6.625% 2033	65,607,000	3,985
		64,102
South Korean won 0.48%
South Korea (Republic of), Series 2203, 1.875% 2022	KRW14,320,000	12,837
South Korea (Republic of), Series 2209, 2.00% 2022	40,035,100	36,028
South Korea (Republic of), Series 2712, 2.375% 2027	14,997,260	13,881
		62,746
Colombian pesos 0.41%
Colombia (Republic of), Series B, 10.00% 2024	COP10,207,000	3,706
Colombia (Republic of), Series B, 6.25% 2025	127,550,000	38,996
Colombia (Republic of), Series B, 6.00% 2028	38,750,000	11,338
		54,040
Peruvian nuevos soles 0.39%
Peru (Republic of) 6.35% 2028	PEN9,200	2,865
Peru (Republic of) 6.35% 2028	5,800	1,807
Peru (Republic of) 6.15% 2032	153,600	46,473
		51,145
Turkish lira 0.29%
Turkey (Republic of) 9.20% 2021	TRY17,200	2,671
Turkey (Republic of) 8.50% 2022	22,375	3,272
Turkey (Republic of) 9.50% 2022	2,540	387
Turkey (Republic of) 10.70% 2022	43,550	6,712
Turkey (Republic of) 11.00% 2022	138,485	21,980
Turkey (Republic of) 2.80% 2023[1]	5,209	927
Turkey (Republic of) 2.00% 2024[1]	6,474	1,094
Turkey (Republic of) 12.40% 2028	9,975	1,577
		38,620
Czech korunas 0.15%
Czech Republic 0.45% 2023	CZK456,060	19,123
Capital World Bond Fund — Page 6 of 29

Bonds, notes & other debt instruments (continued) Norwegian kroner 0.13%	Principal amount (000)	Value (000)
Norway (Kingdom of) 3.75% 2021	NKr138,000	$16,945
Argentine pesos 0.12%
Argentine Republic 2.50% 2021[1]	ARS557,930	11,645
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 37.717% 2022[7]	127,831	3,250
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 47.661% 2028[7]	60,051	1,371
		16,266
Russian rubles 0.11%
Russian Federation 6.80% 2019	RUB187,575	2,682
Russian Federation 7.00% 2023	183,000	2,501
Russian Federation 8.15% 2027	472,225	6,645
Russian Federation 8.50% 2031	147,750	2,115
		13,943
Uruguayan pesos 0.10%
Uruguay (Oriental Republic of) 9.875% 2022	UYU58,254	1,783
Uruguay (Oriental Republic of) 8.50% 2028	440,690	11,550
		13,333
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,711
Egyptian pounds 0.03%
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	1,367
Egypt (Arab Republic of) 17.20% 2023	11,600	628
Egypt (Arab Republic of) 15.90% 2024	20,850	1,073
Egypt (Arab Republic of) 18.40% 2024	2,500	141
Egypt (Arab Republic of) 15.70% 2027	21,900	1,107
		4,316
Ghana cedi 0.03%
Ghana (Republic of) 18.00% 2021	GHS653	131
Ghana (Republic of) 24.75% 2021	4,482	992
Ghana (Republic of) 16.50% 2023	8,375	1,525
Ghana (Republic of) 19.00% 2026	6,395	1,185
		3,833
Nigerian naira 0.02%
Nigeria (Republic of) 12.40% 2036	NGN1,333,265	3,077
Zambian kwacha 0.01%
Zambia (Republic of) 13.00% 2026	ZMW7,400	370
Zambia (Republic of) 14.00% 2032	20,500	989
Zambia (Republic of) 14.00% 2032	5,700	275
		1,634
U.S. dollars 44.56%
3M Co. 2.25% 2023	$2,555	2,477
3M Co. 3.625% 2028	630	642
ABB Finance (USA) Inc. 2.875% 2022	1,000	985
Abbott Laboratories 2.90% 2021	2,825	2,799
Capital World Bond Fund — Page 7 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Abbott Laboratories 3.40% 2023	$5,950	$5,938
Abbott Laboratories 3.75% 2026	2,071	2,050
Abbott Laboratories 4.90% 2046	1,500	1,583
AbbVie Inc. 2.50% 2020	2,525	2,502
AbbVie Inc. 4.45% 2046	2,760	2,426
Abu Dhabi (Emirate of) 2.50% 2022[5]	10,600	10,309
Abu Dhabi (Emirate of) 3.125% 2027[5]	10,600	10,150
Abu Dhabi (Emirate of) 3.125% 2027	650	622
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	2,000	2,109
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	20,735	20,358
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[5]	440	442
ACE INA Holdings Inc. 2.30% 2020	2,555	2,519
ACE INA Holdings Inc. 2.875% 2022	2,860	2,837
ACE INA Holdings Inc. 3.35% 2026	1,960	1,920
ADT Corp. 3.50% 2022	1,475	1,370
AES Corp. 5.50% 2025	2,382	2,376
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	784
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,359
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	450
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	301
Allergan PLC 3.00% 2020	12,460	12,414
Allergan PLC 3.80% 2025	1,037	1,014
Allergan PLC 4.75% 2045	3,800	3,625
Alliant Energy Finance LLC 3.75% 2023[5]	4,474	4,506
Allison Transmission Holdings, Inc. 5.00% 2024[5]	1,425	1,373
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.053% 2025[3,7,8]	1,025	947
Altria Group, Inc. 2.625% 2020	8,200	8,126
Amazon.com, Inc. 3.15% 2027	170	164
Amazon.com, Inc. 3.875% 2037	250	243
Amazon.com, Inc. 4.05% 2047	320	314
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	1,350	1,213
American Campus Communities, Inc. 3.35% 2020	2,000	1,994
American Campus Communities, Inc. 3.75% 2023	3,090	3,071
American Campus Communities, Inc. 4.125% 2024	1,945	1,956
American Campus Communities, Inc. 3.625% 2027	1,375	1,296
American Electric Power Co., Inc. 3.20% 2027	1,744	1,658
American Electric Power Co., Inc. 4.30% 2028	4,118	4,195
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.082% 2019[5,7]	350	123
American Energy (Permian Basin) 7.125% 2020[5]	4,395	1,011
American Energy (Permian Basin) 7.375% 2021[5]	1,215	273
American Honda Finance Corp. 3.50% 2028	4,000	3,941
American International Group, Inc. 3.90% 2026	3,475	3,353
American International Group, Inc. 4.80% 2045	1,500	1,407
Anadarko Petroleum Corp. 4.85% 2021	211	216
Anadarko Petroleum Corp. 5.55% 2026	6,375	6,689
Anadarko Petroleum Corp. 6.60% 2046	640	710
Anheuser-Busch Co./InBev Worldwide 3.65% 2026[5]	8,000	7,569
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[5]	540	504
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[5]	4,290	3,992
Anheuser-Busch InBev NV 3.50% 2024	7,830	7,659
Anheuser-Busch InBev NV 4.00% 2028	2,500	2,397
Apple Inc. 2.90% 2027	8,500	8,017
Apple Inc. 3.00% 2027	5,000	4,760
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.522% 2025[3,7,8]	250	248
APT Pipelines Ltd. 4.20% 2025[5]	1,090	1,063
Capital World Bond Fund — Page 8 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Argentine Republic 6.25% 2019	$1,900	$1,920
Argentine Republic 6.875% 2021	13,515	12,262
Argentine Republic 7.50% 2026	15,615	12,560
Argentine Republic 5.875% 2028	1,200	867
Argentine Republic 7.625% 2046	3,400	2,478
Argentine Republic 6.875% 2048	7,450	5,224
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.887% 2023[3,7,8]	679	682
Associated Materials, LLC 9.00% 2024[5]	1,795	1,741
AstraZeneca PLC 3.50% 2023	8,200	8,165
AstraZeneca PLC 4.00% 2029	5,479	5,408
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.956% 2024[7]	10,190	9,891
Autoridad del Canal de Panama 4.95% 2035[3,5]	3,200	3,272
Avis Budget Group, Inc. 5.50% 2023	2,435	2,359
Avon Products, Inc. 7.875% 2022[5]	1,305	1,292
B&G Foods, Inc. 4.625% 2021	160	157
B&G Foods, Inc. 5.25% 2025	690	644
Bahrain (Kingdom of) 6.125% 2023	1,725	1,764
Ball Corp. 4.375% 2020	950	956
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[2,5]	10,420	9,977
Bank of America Corp. 2.625% 2020	6,875	6,803
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR +0.94% on 7/23/2023)[2]	25,983	25,936
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[2]	2,787	2,714
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[2]	1,875	1,870
Baxalta Inc. 4.00% 2025	469	459
Bayer US Finance II LLC 3.875% 2023[5]	9,940	9,770
Bayer US Finance II LLC 4.25% 2025[5]	6,307	6,150
Bayer US Finance II LLC 4.375% 2028[5]	1,800	1,723
Bayer US Finance II LLC 4.875% 2048[5]	2,000	1,807
Bayerische Motoren Werke AG 2.15% 2020[5]	2,000	1,977
Becton, Dickinson and Co. 2.675% 2019	1,568	1,553
Becton, Dickinson and Co. 2.894% 2022	3,630	3,518
Becton, Dickinson and Co. 3.734% 2024	5,427	5,249
Becton, Dickinson and Co. 3.70% 2027	5,905	5,592
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	1,995
Blackstone CQP Holdco LP 6.50% 2021[5,9]	9,925	10,000
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[5]	575	556
Boston Scientific Corp. 2.85% 2020	5,000	4,968
Boston Scientific Corp. 3.375% 2022	5,000	4,972
British American Tobacco International Finance PLC 2.75% 2020[5]	2,350	2,309
British American Tobacco PLC 2.297% 2020	1,000	977
British American Tobacco PLC 2.764% 2022	3,110	2,940
British American Tobacco PLC 3.557% 2027	7,740	6,887
British American Tobacco PLC 4.54% 2047	3,660	2,928
Broadcom Ltd. 3.00% 2022	15,000	14,435
Broadcom Ltd. 3.625% 2024	8,000	7,577
Broadcom Ltd. 3.875% 2027	4,325	3,889
Broadcom Ltd. 3.50% 2028	3,530	3,066
Buenos Aires (City of) 8.95% 2021[3]	3,100	3,096
Cablevision Systems Corp. 6.75% 2021	2,975	3,057
Calpine Corp. 5.25% 2026[5]	1,805	1,654
Canadian Natural Resources Ltd. 2.95% 2023	10,835	10,366
Canadian Natural Resources Ltd. 3.85% 2027	7,110	6,723
Canadian Natural Resources Ltd. 4.95% 2047	375	362
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,311
Capital World Bond Fund — Page 9 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[5]	$1,950	$1,901
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	2,000	1,965
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,840	5,296
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	10,540	9,894
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[5]	975	899
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	625	569
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	3,480	3,274
Cenovus Energy Inc. 3.00% 2022	1,312	1,246
Cenovus Energy Inc. 3.80% 2023	2,880	2,781
Cenovus Energy Inc. 4.25% 2027	3,155	2,880
Cenovus Energy Inc. 5.40% 2047	8,963	7,772
Centene Corp. 4.75% 2022	2,730	2,706
Centene Corp. 4.75% 2025	1,600	1,532
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[3]	1,016	1,029
CenterPoint Energy, Inc. 3.85% 2024	2,500	2,515
CenterPoint Energy, Inc. 4.25% 2028	2,500	2,540
CenturyLink, Inc. 6.75% 2023	3,125	3,020
CenturyLink, Inc., Series T, 5.80% 2022	1,150	1,113
CF Industries, Inc. 4.95% 2043	1,700	1,324
Chemours Co. 6.625% 2023	2,547	2,582
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 5.686% 2019[7]	425	424
Chesapeake Energy Corp. 4.875% 2022	2,095	1,838
Chesapeake Energy Corp. 5.75% 2023	1,280	1,110
Chesapeake Energy Corp. 8.00% 2025	2,400	2,130
Chesapeake Energy Corp. 8.00% 2027	1,015	858
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	155	153
Cigna Corp. 3.40% 2021[5]	3,835	3,829
Cigna Corp. 3.75% 2023[5]	5,100	5,088
Cigna Corp. 4.125% 2025[5]	6,710	6,714
Cigna Corp. 4.375% 2028[5]	13,145	13,252
Cigna Corp. 4.90% 2048[5]	1,255	1,234
Citigroup Inc. 2.55% 2019	13,535	13,517
Citigroup Inc. 3.668% 2028[2]	8,858	8,382
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[2]	1,632	1,595
Citigroup Inc. 4.65% 2048	1,627	1,599
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	6,975	6,827
Cleveland-Cliffs Inc. 4.875% 2024[5]	2,375	2,215
Cleveland-Cliffs Inc. 5.75% 2025	6,075	5,483
CME Group Inc. 4.15% 2048	3,800	3,864
CMS Energy Corp. 3.00% 2026	5,458	5,143
CMS Energy Corp. 2.95% 2027	332	309
CMS Energy Corp. 3.45% 2027	254	245
Colbun SA 4.50% 2024[5]	1,800	1,785
Colbun SA 3.95% 2027[5]	2,445	2,260
Colombia (Republic of) 4.50% 2026	2,400	2,404
Colombia (Republic of) 3.875% 2027	1,850	1,769
Colombia (Republic of) 7.375% 2037	1,000	1,213
Columbia (Republic of) 4.50% 2029	4,390	4,346
Columbia Pipeline Partners LP 3.30% 2020	395	394
Comcast Corp. 3.95% 2025	5,365	5,436
Comcast Corp. 4.15% 2028	8,770	8,921
Comcast Corp. 4.60% 2038	1,610	1,631
Comcast Corp. 4.00% 2048	5,745	5,256
Comcast Corp. 4.70% 2048	1,645	1,678
Comision Federal de Electricidad 4.875% 2024[5]	3,500	3,426
Capital World Bond Fund — Page 10 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Comision Federal de Electricidad 4.75% 2027[5]	$865	$817
Compass Diversified Holdings 8.00% 2026[5]	1,090	1,081
Comstock Resources, Inc. 9.75% 2026[5]	1,725	1,466
Conagra Brands, Inc. 4.30% 2024	2,750	2,736
Conagra Brands, Inc. 4.60% 2025	1,200	1,206
Conagra Brands, Inc. 4.85% 2028	2,600	2,563
Conagra Brands, Inc. 5.40% 2048	1,700	1,573
Concho Resources Inc. 4.30% 2028	6,040	5,923
Concho Resources Inc. 4.85% 2048	3,159	3,038
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.887% 2024[3,7,8]	423	403
Concordia International Corp. 8.00% 2024	154	146
CONSOL Energy Inc. 5.875% 2022	8,534	8,214
Consolidated Energy Finance SA 6.50% 2026[5]	645	621
Constellation Brands, Inc. 2.65% 2022	7,000	6,708
Constellation Brands, Inc. 2.70% 2022	250	242
Constellation Brands, Inc. 3.20% 2023	2,591	2,515
Constellation Brands, Inc. 3.60% 2028	1,750	1,616
Constellation Brands, Inc. 4.10% 2048	750	636
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	57	57
Convey Park Energy LLC 7.50% 2025[5]	825	714
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	6,380	6,362
Costa Rica (Republic of) 4.25% 2023	477	422
Costa Rica (Republic of) 7.00% 2044	486	415
Costco Wholesale Corp. 2.30% 2022	4,000	3,905
Costco Wholesale Corp. 2.75% 2024	2,000	1,947
Crédit Agricole SA 4.375% 2025[5]	24,265	23,524
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[2,5]	9,995	9,321
CRH America, Inc. 5.125% 2045[5]	3,000	2,886
CSX Corp. 3.80% 2028	7,170	7,052
CSX Corp. 4.25% 2029	3,855	3,924
CVR Partners, LP 9.25% 2023[5]	1,050	1,096
CVS Health Corp. 2.80% 2020	1,900	1,883
CVS Health Corp. 3.125% 2020	4,500	4,492
CVS Health Corp. 3.35% 2021	8,345	8,321
CVS Health Corp. 3.70% 2023	3,130	3,099
CVS Health Corp. 4.10% 2025	2,955	2,933
CVS Health Corp. 4.30% 2028	25,429	24,947
CVS Health Corp. 4.78% 2038	3,160	3,041
CVS Health Corp. 5.05% 2048	14,149	13,832
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	10,361	10,223
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	300	289
DaimlerChrysler North America Holding Corp. 3.00% 2021[5]	28,225	27,925
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	2,000	1,884
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	10,748
DaVita HealthCare Partners Inc. 5.00% 2025	1,085	989
DCP Midstream Operating LP 4.95% 2022	1,605	1,593
Deutsche Telekom International Finance BV 1.95% 2021[5]	3,050	2,928
Deutsche Telekom International Finance BV 2.485% 2023[5]	10,225	9,665
Deutsche Telekom International Finance BV 4.375% 2028[5]	6,703	6,616
Diamond Offshore Drilling, Inc. 7.875% 2025	1,050	877
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,384
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.188% 2023[3,7,8]	462	393
Dominican Republic 7.50% 2021[3,5]	10,500	10,867
Dominican Republic 5.50% 2025[5]	6,500	6,459
Dominican Republic 6.875% 2026	3,500	3,679
Capital World Bond Fund — Page 11 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Dominican Republic 8.625% 2027[3,5]	$1,000	$1,148
Dominican Republic 6.00% 2028[5]	555	556
Dominican Republic 6.85% 2045	1,570	1,550
Dominican Republic 6.85% 2045[5]	230	227
Dow Chemical Co. 4.125% 2021	4,000	4,073
Dow Chemical Co. 4.55% 2025[5]	500	510
Dow Chemical Co. 4.80% 2028[5]	885	903
Dow Chemical Co. 5.55% 2048[5]	475	482
DowDuPont Inc. 4.205% 2023	3,500	3,583
DowDuPont Inc. 4.725% 2028	6,600	6,858
DP World Crescent 4.848% 2028[5]	2,925	2,871
DTE Energy Co. 3.70% 2023	8,335	8,285
Duke Energy Florida, LLC 3.80% 2028	3,024	3,054
Duke Energy Progress, LLC 3.375% 2023	834	838
Duke Energy Progress, LLC 3.70% 2028	6,150	6,224
Edison International 2.40% 2022	250	236
EDP Finance BV 5.25% 2021[5]	2,500	2,553
EDP Finance BV 3.625% 2024[5]	3,000	2,814
Egypt (Arab Republic of) 5.75% 2020	9,200	9,305
Egypt (Arab Republic of) 5.875% 2025	2,000	1,826
Egypt (Arab Republic of) 7.50% 2027[5]	11,450	10,955
Electricité de France SA 3.625% 2025[5]	600	579
Electricité de France SA 4.50% 2028[5]	1,522	1,478
Electricité de France SA 4.875% 2044[5]	325	295
Electricité de France SA 4.95% 2045[5]	206	187
Electricité de France SA 5.00% 2048[5]	5,204	4,627
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[2,5]	3,150	2,989
EMD Finance LLC 2.40% 2020[5]	6,565	6,499
EMD Finance LLC 3.25% 2025[5]	14,225	13,668
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	5,000	5,035
Emera US Finance LP 4.75% 2046	6,667	6,443
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,070
ENA Norte Trust 4.95% 2028[3,5]	4,993	5,022
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,284
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,869
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,493
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,272
Enbridge Energy Partners, LP 7.375% 2045	3,975	4,945
Enbridge Inc. 3.70% 2027	6,700	6,361
Endo International PLC 5.75% 2022[5]	3,275	2,743
Endo International PLC 6.00% 2025[2,5]	520	376
Enel Chile SA 4.875% 2028	1,435	1,435
Enel Finance International SA 2.75% 2023[5]	21,600	19,946
Enel Finance International SA 3.50% 2028[5]	7,600	6,532
Enel Finance International SA 6.00% 2039[5]	4,740	4,718
Enel Società per Azioni 8.75% 2073[2,5]	10,000	10,250
Energy Transfer Partners, LP 5.875% 2024	1,275	1,305
Energy Transfer Partners, LP 4.20% 2027	12,190	11,395
Energy Transfer Partners, LP 5.30% 2047	550	487
Energy Transfer Partners, LP 5.40% 2047	2,271	2,044
Energy Transfer Partners, LP 6.00% 2048	3,997	3,910
EnLink Midstream Partners, LP 2.70% 2019	495	492
Ensco PLC 7.75% 2026	2,200	1,639
Ensco PLC 5.75% 2044	1,880	1,060
Capital World Bond Fund — Page 12 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Entergy Louisiana, LLC 3.30% 2022	$1,469	$1,460
Equinor ASA 3.625% 2028	8,995	8,996
Essex Portfolio LP 3.625% 2022	1,420	1,420
Essex Portfolio LP 3.25% 2023	2,870	2,811
Essex Portfolio LP 3.875% 2024	3,360	3,373
Euramax International, Inc. 12.00% 2020[5]	1,075	1,106
European Investment Bank 2.25% 2022	14,420	14,246
Eversource Energy 2.80% 2023	4,118	4,022
Eversource Energy 4.25% 2029	4,118	4,203
Exelon Corp. 3.497% 2022[2]	8,235	8,053
Exelon Corp. 3.95% 2025	528	523
Export Credit Bank of Turkey 5.375% 2021[5]	4,660	4,516
Export-Import Bank of India 3.125% 2021	2,950	2,901
Extraction Oil & Gas, Inc. 5.625% 2026[5]	1,200	882
Fannie Mae 6.00% 2035[3]	43	46
Fannie Mae 5.50% 2038[3]	1,087	1,170
Fannie Mae 4.00% 2046[3]	4,863	4,967
Fannie Mae 4.00% 2046[3]	1,171	1,196
Fannie Mae 6.50% 2047[3]	71	74
Fannie Mae 6.50% 2047[3]	26	27
Fannie Mae 7.00% 2047[3]	39	43
Fannie Mae 4.00% 2048[3]	21,527	21,973
Fannie Mae 4.00% 2048[3]	1,902	1,941
Fannie Mae 4.00% 2048[3]	1,000	1,020
Fannie Mae 4.00% 2048[3]	900	918
Fannie Mae 4.00% 2048[3]	656	670
Fannie Mae 4.00% 2048[3]	201	205
Fannie Mae 4.00% 2048[3]	98	100
Fannie Mae 3.50% 2049[3,10]	59,370	59,383
Fannie Mae 4.00% 2049[3,10]	94,485	96,355
Fannie Mae 4.50% 2049[3,10]	73,800	76,468
Fannie Mae, Series 2001-4, Class GA, 9.193% 2025[3,7]	—[6]	—[6]
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[3]	3,380	3,320
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[3]	2,801	2,775
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	468	396
First Data Corp. 5.375% 2023[5]	1,000	985
First Data Corp. 5.00% 2024[5]	900	870
First Quantum Minerals Ltd. 7.00% 2021[5]	1,742	1,676
First Quantum Minerals Ltd. 7.50% 2025[5]	4,900	4,061
First Quantum Minerals Ltd. 6.875% 2026[5]	1,625	1,310
FirstEnergy Corp. 3.90% 2027	12,468	12,104
FirstEnergy Corp. 3.50% 2028[5]	1,425	1,361
FirstEnergy Corp., Series B, 4.25% 2023	2,752	2,798
Ford Motor Credit Co. 2.375% 2019	15,325	15,300
Ford Motor Credit Co. 2.597% 2019	8,485	8,393
France Télécom 9.00% 2031[2]	5,390	7,485
Freddie Mac 6.00% 2038[3]	43	46
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	831	747
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	120	103
Freeport-McMoRan Inc. 3.55% 2022	4,915	4,663
Frontier Communications Corp. 10.50% 2022	3,215	2,251
Frontier Communications Corp. 11.00% 2025	6,925	4,345
FS Energy and Power Fund 7.50% 2023[5]	675	643
Gazprom OJSC 5.999% 2021[5]	3,900	4,019
General Dynamics Corp. 3.75% 2028	7,930	8,029
Capital World Bond Fund — Page 13 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
General Mills, Inc. 3.20% 2021	$2,215	$2,205
General Motors Co. 6.75% 2046	4,955	4,817
General Motors Financial Co. 3.70% 2020	2,000	1,993
General Motors Financial Co. 4.00% 2026	2,000	1,799
Genesis Energy, LP 6.75% 2022	1,900	1,862
Genesis Energy, LP 6.50% 2025	920	814
Gogo Inc. 12.50% 2022[5]	7,880	8,456
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,961
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,244
Goldman Sachs Group, Inc. 2.875% 2021	10,279	10,108
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[2]	1,115	1,063
Goldman Sachs Group, Inc. 3.786% 2026[7]	3,600	3,458
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[2]	13,610	13,131
Government National Mortgage Assn. 4.00% 2045[3]	10,079	10,364
Groupe BPCE SA 5.70% 2023[5]	17,596	18,252
Groupe BPCE SA 5.15% 2024[5]	5,000	5,026
Groupe BPCE SA 4.50% 2025[5]	6,325	6,132
Guatemala (Republic of) 4.50% 2026	2,568	2,417
Guatemala (Republic of) 4.375% 2027	3,608	3,337
Guatemala (Republic of) 4.875% 2028	5,900	5,617
Gulf Power Co. 3.30% 2027	750	729
H.I.G. Capital, LLC 6.75% 2024[5]	968	854
Hanesbrands Inc. 4.625% 2024[5]	270	254
Hanesbrands Inc. 4.875% 2026[5]	1,105	1,001
Hardwoods Acquisition Inc. 7.50% 2021[5]	959	690
Harris Corp. 2.70% 2020	680	674
HCA Inc. 5.875% 2023	875	888
HealthSouth Corp. 5.75% 2025	2,730	2,675
Hertz Global Holdings Inc. 7.625% 2022[5]	3,475	3,284
Holcim Ltd. 6.00% 2019[5]	3,222	3,301
Holcim Ltd. 5.15% 2023[5]	2,500	2,577
Home Depot, Inc. 3.90% 2028	575	590
Home Depot, Inc. 4.50% 2048	2,863	2,971
Honduras (Republic of) 8.75% 2020	11,370	12,120
Honduras (Republic of) 6.25% 2027	4,662	4,628
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[2]	475	473
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[2]	11,000	10,872
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[2]	9,760	9,691
HUB International Ltd. 7.00% 2026[5]	65	59
Hungary 5.375% 2024	25,400	27,245
Huntsman International LLC 4.875% 2020	590	594
Hyundai Capital America 2.55% 2020[5]	11,225	11,085
Hyundai Capital America 3.25% 2022[5]	2,104	2,048
Iberdrola Finance Ireland 5.00% 2019[5]	2,000	2,019
Icahn Enterprises Finance Corp. 6.25% 2022	1,775	1,757
Imperial Tobacco Finance PLC 3.50% 2023[5]	9,050	8,798
Indonesia (Republic of) 4.875% 2021	4,300	4,400
Indonesia (Republic of) 3.75% 2022	16,525	16,390
Indonesia (Republic of) 3.375% 2023	2,600	2,520
Indonesia (Republic of) 4.75% 2026	21,600	21,930
Indonesia (Republic of) 6.75% 2044	950	1,132
Indonesia (Republic of) 6.75% 2044[5]	925	1,102
Infor Software 7.125% 2021[5,11]	2,350	2,297
Inmarsat PLC 4.875% 2022[5]	3,375	3,193
Inmarsat PLC 6.50% 2024[5]	1,000	938
Capital World Bond Fund — Page 14 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 8.50% 2024[5]	$4,825	$4,704
Interstate Power and Light Co. 3.25% 2024	8,235	8,035
Intesa Sanpaolo SpA 5.017% 2024[5]	16,925	15,333
IPALCO Enterprises, Inc. 3.70% 2024	275	268
Iraq (Republic of) 6.752% 2023[5]	2,200	2,101
Iron Mountain Inc. 4.875% 2027[5]	480	421
Jaguar Holding Co. 6.375% 2023[5]	650	623
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,402
Johnson & Johnson 2.45% 2026	3,000	2,821
Johnson & Johnson 2.90% 2028	6,498	6,239
Jonah Energy LLC 7.25% 2025[5]	1,200	780
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	4,810	4,429
JPMorgan Chase & Co. 2.40% 2021	2,200	2,153
JPMorgan Chase & Co. 2.55% 2021	11,700	11,538
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[2]	5,220	5,213
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[2]	11,519	11,738
Kazakhstan (Republic of) 3.875% 2024	575	579
Kazakhstan (Republic of) 4.875% 2044	550	549
Kazakhstan (Republic of) 6.50% 2045	500	601
Kenya (Republic of) 5.875% 2019	4,450	4,465
Kenya (Republic of) 6.875% 2024[5]	1,915	1,805
Kenya (Republic of) 6.875% 2024	1,400	1,319
Keurig Dr Pepper Inc. 4.057% 2023[5]	5,500	5,483
Keurig Dr Pepper Inc. 4.417% 2025[5]	1,105	1,102
Keurig Dr Pepper Inc. 4.597% 2028[5]	16,725	16,640
Keurig Dr Pepper Inc. 4.985% 2038[5]	787	758
Keurig Dr Pepper Inc. 5.085% 2048[5]	8,775	8,387
KfW 2.125% 2022	19,569	19,247
Kinder Morgan Energy Partners, LP 2.65% 2019	670	670
Kinder Morgan Energy Partners, LP 3.50% 2023	750	734
Kinder Morgan Energy Partners, LP 4.15% 2024	1,410	1,401
Kinder Morgan, Inc. 3.15% 2023	1,750	1,699
Kinder Morgan, Inc. 4.30% 2028	5,836	5,740
Kinder Morgan, Inc. 5.05% 2046	1,427	1,310
Kinetic Concepts, Inc. 12.50% 2021[5]	965	1,037
Korea Housing Finance Corp. 2.50% 2020[3,5]	10,700	10,534
Korea Housing Finance Corp. 2.00% 2021[3,5]	12,275	11,837
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[3,7,8]	1,275	1,263
Kuwait (State of) 2.75% 2022[5]	16,650	16,370
Laboratory Corp. of America Holdings 3.60% 2027	7,500	7,160
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[3,7]	11	11
Liberty Global PLC 5.50% 2028[5]	1,150	1,044
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)[3,7,8,11]	3,544	2,428
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	9,385	9,373
Limited Brands, Inc. 5.25% 2028	475	407
Limited Brands, Inc. 6.875% 2035	350	294
Lithuania (Republic of) 7.375% 2020	9,400	9,845
Lithuania (Republic of) 6.625% 2022[5]	2,000	2,183
Lloyds Banking Group PLC 3.75% 2027	14,070	12,955
Lloyds Banking Group PLC 4.375% 2028	1,150	1,094
Lockheed Martin Corp. 2.50% 2020	940	930
Lockheed Martin Corp. 3.10% 2023	740	734
LSB Industries, Inc. 9.625% 2023[5]	730	745
LSC Communications, Inc. 8.75% 2023[5]	1,425	1,470
LYB International Finance BV 3.50% 2027	500	456
Capital World Bond Fund — Page 15 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mallinckrodt PLC 4.875% 2020[5]	$4,255	$4,127
Marathon Oil Corp. 4.40% 2027	4,570	4,352
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.272% 2024[3,7,8]	1,210	1,183
McDonald’s Corp. 3.35% 2023	7,160	7,130
McDonald’s Corp. 3.50% 2027	2,200	2,142
McDonald’s Corp. 3.80% 2028	740	728
McDonald’s Corp. 4.45% 2047	1,500	1,442
Medtronic, Inc. 4.625% 2045	3,000	3,157
Meredith Corp. 6.875% 2026[5]	300	294
Meritage Homes Corp. 5.125% 2027	1,125	959
Metropolitan Life Global Funding I 2.40% 2021[5]	2,000	1,970
Metropolitan Life Global Funding I 3.45% 2021[5]	2,500	2,511
Metropolitan Life Global Funding I 3.45% 2026[5]	2,310	2,266
Metropolitan Life Global Funding I 3.00% 2027[5]	2,500	2,357
MGM Resorts International 7.75% 2022	1,500	1,599
Microsoft Corp. 3.30% 2027	8,500	8,433
Mississippi Power Co. 3.95% 2028	5,302	5,245
Mississippi Power Co. 4.25% 2042	7,883	7,313
Molina Healthcare, Inc. 5.375% 2022	3,810	3,691
Molina Healthcare, Inc. 4.875% 2025[5]	2,662	2,439
Molson Coors Brewing Co. 2.10% 2021	5,000	4,824
Molson Coors Brewing Co. 3.00% 2026	3,300	2,945
Molson Coors Brewing Co. 4.20% 2046	1,600	1,336
Morgan Stanley 3.625% 2027	6,218	5,919
Morocco (Kingdom of) 4.25% 2022	5,700	5,728
Morocco (Kingdom of) 4.25% 2022[5]	2,500	2,512
Morocco (Kingdom of) 5.50% 2042	10,000	10,260
Morocco (Kingdom of) 5.50% 2042[5]	1,500	1,539
National Grid PLC 3.15% 2027[5]	1,105	1,056
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[2,5]	10,000	9,633
Navient Corp. 6.50% 2022	2,140	1,997
Navient Corp. 5.50% 2023	5,415	4,758
Navient Corp. 6.125% 2024	375	323
NBCUniversal Enterprise, Inc. 5.25% 2049[5]	9,315	9,455
New York Life Global Funding 2.30% 2022[5]	3,000	2,893
New York Life Global Funding 3.00% 2028[5]	3,000	2,875
New York State Electric & Gas Corp. 3.25% 2026[5]	3,000	2,914
NGL Energy Partners LP 6.125% 2025	3,035	2,625
Niagara Mohawk Power Corp. 3.508% 2024[5]	2,000	2,012
Niagara Mohawk Power Corp. 4.278% 2034[5]	3,405	3,431
Nigeria (Republic of) 6.375% 2023	4,925	4,739
Nigeria (Republic of) 6.50% 2027[5]	1,965	1,743
Noble Corp. PLC 7.95% 2025[2]	800	605
Noble Corp. PLC 8.95% 2045[2]	1,700	1,301
Noble Energy, Inc. 4.95% 2047	6,445	5,603
Northern States Power Co. 2.20% 2020	18	18
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	212	206
Northrop Grumman Corp. 2.55% 2022	1,195	1,158
Northrop Grumman Corp. 3.25% 2028	7,745	7,255
Nova Chemicals Corp. 5.25% 2027[5]	1,750	1,555
Novelis Corp. 5.875% 2026[5]	775	688
Nuveen, LLC 4.00% 2028[5]	545	563
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[3,5,11]	33	9
Oracle Corp. 2.65% 2026	9,890	9,180
Oracle Corp. 3.25% 2027	8,084	7,810
Capital World Bond Fund — Page 16 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Owens & Minor, Inc. 3.875% 2021	$2,410	$1,808
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.308% 2025[3,7,8]	773	599
Pacific Gas and Electric Co. 4.25% 2021	207	197
Pacific Gas and Electric Co. 3.25% 2023	3,433	3,054
Pacific Gas and Electric Co. 4.25% 2023[5]	9,347	8,707
Pacific Gas and Electric Co. 3.75% 2024	1,449	1,293
Pacific Gas and Electric Co. 3.50% 2025	4,620	3,984
Pacific Gas and Electric Co. 2.95% 2026	1,811	1,499
Pacific Gas and Electric Co. 3.30% 2027	10,836	8,979
Pacific Gas and Electric Co. 3.30% 2027	275	226
Pacific Gas and Electric Co. 4.65% 2028[5]	6,822	6,040
Pacific Gas and Electric Co. 6.35% 2038	315	299
Pacific Gas and Electric Co. 3.95% 2047	5,370	4,111
Pakistan (Islamic Republic of) 6.75% 2019	9,300	9,244
Pakistan (Islamic Republic of) 7.25% 2019[5]	1,900	1,900
Pakistan (Islamic Republic of) 5.50% 2021[5]	11,350	10,987
Pakistan (Islamic Republic of) 8.25% 2024	7,700	7,787
Pakistan (Islamic Republic of) 8.25% 2025	6,700	6,748
Pakistan (Islamic Republic of) 6.875% 2027	2,200	2,003
Panama (Republic of) 4.50% 2047[3]	3,000	2,925
Panama (Republic of) 4.50% 2050[3]	2,465	2,366
Paraguay (Republic of) 4.625% 2023	5,210	5,241
Paraguay (Republic of) 5.00% 2026	1,450	1,470
Paraguay (Republic of) 4.70% 2027[5]	1,705	1,692
Paraguay (Republic of) 4.70% 2027	475	471
Paraguay (Republic of) 5.60% 2048[5]	13,405	13,237
Peabody Energy Corp. 6.00% 2022[5]	650	633
Peabody Energy Corp. 6.375% 2025[5]	325	303
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,935	1,699
Pernod Ricard SA 4.45% 2022[5]	11,465	11,702
Peru (Republic of) 5.625% 2050	1,275	1,500
Petrobras Global Finance Co. 6.125% 2022	3,331	3,427
Petrobras Global Finance Co. 5.299% 2025	7,100	6,798
Petrobras Global Finance Co. 8.75% 2026	3,100	3,483
Petrobras Global Finance Co. 5.999% 2028	2,000	1,888
Petróleos Mexicanos 5.50% 2021	4,770	4,759
Petróleos Mexicanos 6.375% 2021	340	345
Petróleos Mexicanos 5.375% 2022	535	527
Petróleos Mexicanos 6.875% 2026	2,640	2,573
Petróleos Mexicanos 6.375% 2045	7,000	5,661
Petróleos Mexicanos 6.75% 2047	3,520	2,919
Petróleos Mexicanos 6.35% 2048	3,571	2,862
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.38% 2022[3,7,8]	2,487	1,971
Petsmart, Inc. 5.875% 2025[5]	7,565	5,504
Petsmart, Inc. 8.875% 2025[5]	2,190	1,281
Philip Morris International Inc. 4.25% 2044	2,500	2,288
Pisces Parent LLC 8.00% 2026[5]	2,020	1,856
Platform Specialty Products Corp. 5.875% 2025[5]	700	658
PNC Bank 2.40% 2019	8,000	7,954
PNC Bank 2.30% 2020	3,820	3,769
PNC Bank 2.60% 2020	1,250	1,239
Poland (Republic of) 4.00% 2024	4,905	5,029
Poland (Republic of) 3.25% 2026	11,250	11,036
Praxair, Inc. 3.00% 2021	450	451
PRICOA Global Funding I 3.45% 2023[5]	475	476
Capital World Bond Fund — Page 17 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Progress Energy, Inc. 7.05% 2019	$4,380	$4,413
Progress Energy, Inc. 7.00% 2031	129	165
Progress Energy, Inc. 7.75% 2031	1,075	1,434
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[2]	2,550	2,500
Prudential Financial, Inc. 3.905% 2047	250	224
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[2]	1,750	1,632
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	5,955	6,042
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[5]	1,970	2,008
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	2,570	2,702
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[5]	655	673
Public Service Co. of Colorado 2.25% 2022	246	237
Public Service Enterprise Group Inc. 2.00% 2021	1,750	1,682
Puget Energy, Inc. 6.50% 2020	4,590	4,850
Puget Energy, Inc. 5.625% 2022	2,120	2,247
Puget Energy, Inc. 3.65% 2025	1,574	1,542
Qatar (State of) 4.50% 2022[5]	3,500	3,610
Qatar (State of) 3.875% 2023[5]	3,355	3,398
Qatar (State of) 3.875% 2023	525	532
Qatar (State of) 4.50% 2028[5]	20,275	21,212
Qatar (State of) 5.103% 2048[5]	2,495	2,626
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[3,5,11,12]	5,384	2,235
Quebec (Province of) 2.375% 2022	7,071	6,992
R.R. Donnelley & Sons Co. 7.875% 2021	541	544
R.R. Donnelley & Sons Co. 6.50% 2023	450	447
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	8,000	8,702
Rayonier Advanced Materials Inc. 5.50% 2024[5]	1,390	1,230
Realogy Corp. 5.25% 2021[5]	950	904
Realogy Corp. 4.875% 2023[5]	345	302
Reynolds American Inc. 3.25% 2020	11,130	11,064
Reynolds American Inc. 4.00% 2022	2,010	1,990
Reynolds American Inc. 4.45% 2025	9,155	8,844
Reynolds American Inc. 5.85% 2045	3,540	3,303
Roche Holdings, Inc. 3.00% 2025[5]	4,000	3,883
Romania 5.125% 2048[5]	34,550	33,384
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[3,7,8,13,14]	1,496	1,484
Russian Federation 4.25% 2027	1,600	1,525
Russian Federation 4.375% 2029[5]	400	380
Russian Federation 5.25% 2047	2,800	2,620
Russian Federation 5.25% 2047[5]	400	374
Ryerson Inc. 11.00% 2022[5]	3,025	3,055
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	48
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,870	1,727
Santander Holdings USA, Inc. 4.45% 2021	19,225	19,570
Saudi Arabia (Kingdom of) 2.894% 2022[5]	8,800	8,585
Saudi Arabia (Kingdom of) 2.875% 2023	1,500	1,445
Saudi Arabia (Kingdom of) 3.628% 2027[5]	8,800	8,504
Saudi Arabia (Kingdom of) 3.625% 2028[5]	17,780	16,859
Saudi Arabia (Kingdom of) 4.50% 2030[5]	13,725	13,676
Saudi Arabia (Kingdom of) 5.00% 2049	9,410	9,090
SCANA Corp. 6.25% 2020	270	277
SCANA Corp. 4.75% 2021	11,000	11,140
SCANA Corp. 4.125% 2022	5,087	5,092
Scentre Group 2.375% 2021[5]	1,425	1,390
Scentre Group 3.25% 2025[5]	1,395	1,329
Scentre Group 3.50% 2025[5]	3,250	3,152
Capital World Bond Fund — Page 18 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Scentre Group 3.75% 2027[5]	$2,020	$1,953
Schlumberger BV 4.00% 2025[5]	5,270	5,212
Shell International Finance BV 1.375% 2019	9,000	8,903
Shell International Finance BV 1.75% 2021	955	923
Shell International Finance BV 3.50% 2023	24,841	25,133
Shell International Finance BV 3.875% 2028	3,110	3,202
Sherwin-Williams Co. 2.75% 2022	5,000	4,844
Sherwin-Williams Co. 3.125% 2024	850	813
Sherwin-Williams Co. 3.45% 2027	6,750	6,307
Sherwin-Williams Co. 4.50% 2047	1,500	1,360
Shire PLC 1.90% 2019	9,000	8,876
Shire PLC 2.40% 2021	17,963	17,380
Shire PLC 2.875% 2023	6,730	6,368
Shire PLC 3.20% 2026	1,690	1,533
Siemens AG 2.70% 2022[5]	1,780	1,747
Siemens AG 2.35% 2026[5]	8,881	8,104
Sirius XM Radio Inc. 3.875% 2022[5]	1,425	1,371
South Africa (Republic of) 5.50% 2020	9,300	9,444
South Carolina Electric & Gas Co. 4.25% 2028	11,159	11,585
South Carolina Electric & Gas Co. 5.30% 2033	3,434	3,710
South Carolina Electric & Gas Co. 5.80% 2033	874	969
South Carolina Electric & Gas Co. 5.45% 2041	1,952	2,242
South Carolina Electric & Gas Co. 4.60% 2043	1,084	1,111
South Carolina Electric & Gas Co. 4.10% 2046	2,570	2,413
Southern California Edison Co. 4.50% 2040	292	289
Southern California Edison Co. 4.05% 2042	446	420
Southern California Edison Co. 3.90% 2043	453	413
Southern California Edison Co. 4.00% 2047	598	550
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	3,250	3,242
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	11,520	11,233
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,000	7,561
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	1,000	937
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,800	1,670
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[5]	1,207	1,068
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	3,000	2,740
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[5]	2,000	1,826
Staples Inc. 8.50% 2025[5]	785	712
Starbucks Corp. 3.10% 2023	5,378	5,302
Starbucks Corp. 3.80% 2025	8,435	8,357
Starbucks Corp. 4.00% 2028	3,000	2,971
Starwood Property Trust, Inc. 5.00% 2021	1,155	1,138
State Grid Overseas Investment Ltd. 3.50% 2027[5]	27,000	26,051
State Grid Overseas Investment Ltd. 3.50% 2027	12,800	12,350
Statoil ASA 3.25% 2024	750	747
Sunoco LP 4.875% 2023	400	391
Sweden (Kingdom of) 1.125% 2019[5]	11,760	11,625
Takeda Pharmaceutical Co., Ltd. 3.80% 2020[5]	8,305	8,357
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[5]	15,410	15,595
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[5]	10,022	10,262
Talen Energy Corp. 9.50% 2022[5]	1,145	1,156
Talen Energy Corp. 10.50% 2026[5]	270	231
Targa Resources Partners LP 4.125% 2019	1,000	994
Targa Resources Partners LP 6.75% 2024	825	840
Team Health Holdings, Inc. 6.375% 2025[5]	1,910	1,569
Teco Finance, Inc. 5.15% 2020	5,350	5,472
Capital World Bond Fund — Page 19 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Teekay Corp. 8.50% 2020	$5,459	$5,234
Teekay Offshore Partners LP 8.50% 2023[5]	1,400	1,372
Tenet Healthcare Corp. 4.75% 2020	1,050	1,051
Tenet Healthcare Corp. 6.00% 2020	1,270	1,291
Tenet Healthcare Corp. 4.375% 2021	550	535
Tenet Healthcare Corp. 4.50% 2021	5,050	4,936
Tenet Healthcare Corp. 4.625% 2024	1,399	1,306
Teva Pharmaceutical Finance Co. BV 2.80% 2023	9,330	8,043
Teva Pharmaceutical Finance Co. BV 6.00% 2024	730	705
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,935	13,718
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	18,408
Thomson Reuters Corp. 4.30% 2023	4,250	4,335
Thomson Reuters Corp. 5.65% 2043	2,980	3,175
Total Capital International 2.875% 2022	1,115	1,102
Total Capital International 3.70% 2024	6,290	6,419
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,457
Toyota Motor Credit Corp. 2.15% 2022	1,150	1,106
Toyota Motor Credit Corp. 3.20% 2027	4,830	4,702
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,503
TransCanada Corp. 7.125% 2019	3,035	3,039
TransCanada PipeLines Ltd. 4.25% 2028	8,175	8,116
Transocean Inc. 9.00% 2023[5]	818	817
Travelers Companies, Inc. 4.00% 2047	2,195	2,115
Trilogy International Partners, LLC 8.875% 2022[5]	3,625	3,516
Tronox Ltd. 6.50% 2026[5]	475	396
Turkey (Republic of) 7.00% 2020	12,800	13,089
Turkey (Republic of) 6.25% 2022	7,285	7,350
Turkey (Republic of) 7.25% 2023	6,010	6,187
Turkey (Republic of) 4.875% 2026	1,400	1,244
U.S. Treasury 2.375% 2020	53,822	53,699
U.S. Treasury 2.50% 2020	58,000	57,966
U.S. Treasury 2.125% 2021	4,040	4,004
U.S. Treasury 2.375% 2021	4,550	4,541
U.S. Treasury 2.75% 2021	4,600	4,632
U.S. Treasury 2.00% 2022	49,600	48,725
U.S. Treasury 2.125% 2022[4]	38,935	38,407
U.S. Treasury 1.375% 2023	14,040	13,350
U.S. Treasury 1.375% 2023	3,770	3,580
U.S. Treasury 1.625% 2023	18,000	17,362
U.S. Treasury 1.75% 2023	22,700	22,003
U.S. Treasury 1.75% 2023	5,900	5,731
U.S. Treasury 2.375% 2023	72,750	72,429
U.S. Treasury 2.50% 2023	75,300	75,323
U.S. Treasury 2.625% 2023	48,200	48,456
U.S. Treasury 2.625% 2023	20,523	20,634
U.S. Treasury 2.75% 2023	58,391	59,004
U.S. Treasury 2.75% 2023	30,000	30,335
U.S. Treasury 2.75% 2023	27,290	27,586
U.S. Treasury 2.875% 2023	4,270	4,345
U.S. Treasury 2.625% 2025	10,000	10,025
U.S. Treasury 2.75% 2025	68,290	68,989
U.S. Treasury 2.75% 2025	7,500	7,575
U.S. Treasury 2.875% 2025	27,270	27,762
U.S. Treasury 2.875% 2025	72	73
U.S. Treasury 3.00% 2025	3,000	3,078
Capital World Bond Fund — Page 20 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2026	$172,345	$164,536
U.S. Treasury 2.25% 2027	183,400	177,331
U.S. Treasury 2.25% 2027	29,500	28,652
U.S. Treasury 2.75% 2028[4]	352,100	354,248
U.S. Treasury 2.875% 2028[4]	239,300	243,244
U.S. Treasury 2.875% 2028	53,600	54,467
U.S. Treasury 3.125% 2028	5,198	5,398
U.S. Treasury 2.75% 2047[4]	92,875	88,032
U.S. Treasury 3.00% 2048	132,984	132,560
U.S. Treasury 3.00% 2048[4]	62,810	62,569
U.S. Treasury 3.125% 2048	736	751
U.S. Treasury 3.375% 2048	2,148	2,300
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	50,698	49,907
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	49,361	47,368
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	154,964	152,639
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	31,324	29,997
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	28,258	27,257
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	7,378	7,977
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	42,037	40,961
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	26,485	25,163
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	9,021	8,614
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,4]	41,827	43,308
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	23,265	22,097
Uber Technologies, Inc. 8.00% 2026[5]	1,575	1,524
Ukraine Government 7.75% 2022	600	553
Ukraine Government 7.75% 2027	2,300	1,952
Ukraine Government 7.375% 2032[3,5]	1,010	805
Ultra Petroleum Corp. 11.00% 2024[11]	1,945	1,507
UniCredit SpA 4.625% 2027[5]	17,805	16,328
UniCredit SpA 5.861% 2032[2,5]	24,255	21,371
Union Pacific Corp. 3.95% 2028	10,550	10,563
Union Pacific Corp. 4.50% 2048	950	942
Unisys Corp. 10.75% 2022[5]	800	879
United Mexican States 4.15% 2027	9,550	9,248
United Mexican States 3.75% 2028	3,925	3,681
United Mexican States 4.75% 2044	880	802
United Technologies Corp. 3.35% 2021	3,000	2,994
United Technologies Corp. 3.65% 2023	10,500	10,469
United Technologies Corp. 4.125% 2028	9,100	9,054
UnitedHealth Group Inc. 2.70% 2020	2,330	2,322
UnitedHealth Group Inc. 2.125% 2021	10,000	9,794
UnitedHealth Group Inc. 3.75% 2025	2,160	2,189
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	6,925	6,059
Valeant Pharmaceuticals International, Inc. 9.00% 2025[5]	455	454
Valeant Pharmaceuticals International, Inc. 9.25% 2026[5]	2,460	2,466
VEB Finance Ltd. 6.902% 2020[5]	6,600	6,758
Venator Materials Corp. 5.75% 2025[5]	1,030	829
Venezuela (Bolivarian Republic of) 7.75% 2019[12]	1,074	249
Venezuela (Bolivarian Republic of) 6.00% 2020[12]	883	204
Venezuela (Bolivarian Republic of) 12.75% 2022[3,12]	80	19
Venezuela (Bolivarian Republic of) 9.00% 2023[12]	1,289	292
Venezuela (Bolivarian Republic of) 8.25% 2024[12]	279	66
Venezuela (Bolivarian Republic of) 7.65% 2025[12]	120	28
Venezuela (Bolivarian Republic of) 11.75% 2026[12]	60	15
Venezuela (Bolivarian Republic of) 9.25% 2027[12]	159	38
Capital World Bond Fund — Page 21 of 29

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 7.00% 2028[12]	$60	$13
Venezuela (Bolivarian Republic of) 9.25% 2028[12]	298	69
Venezuela (Bolivarian Republic of) 11.95% 2031[3,12]	99	24
Venezuela (Bolivarian Republic of) 7.00% 2038[12]	99	23
Veritas Holdings Ltd. 7.50% 2023[5]	700	574
Vine Oil & Gas LP 8.75% 2023[5]	600	477
Virgin Australia Holdings Ltd. 8.50% 2019[5]	1,150	1,164
Vodafone Group PLC 4.375% 2028	8,050	7,829
Vodafone Group PLC 5.25% 2048	4,275	4,033
Volkswagen Group of America Finance, LLC 2.45% 2019[5]	2,320	2,298
Volkswagen Group of America Finance, LLC 3.875% 2020[5]	9,600	9,649
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	11,114	11,144
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	26,700	26,508
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	6,345	6,284
Volkswagen Group of America Finance, LLC 4.75% 2028[5]	2,000	1,942
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,059
Wal-Mart Stores, Inc. 2.35% 2022	6,500	6,335
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,007
Wal-Mart Stores, Inc. 3.70% 2028	3,845	3,908
Warrior Met Coal, Inc. 8.00% 2024[5]	800	796
WEA Finance LLC 2.70% 2019[5]	9,285	9,245
WEA Finance LLC 3.25% 2020[5]	3,795	3,790
Weatherford International PLC 4.50% 2022	660	389
Weatherford International PLC 8.25% 2023	2,725	1,655
Weatherford International PLC 9.875% 2024	1,000	620
Weatherford International PLC 9.875% 2025[5]	1,050	643
Weatherford International PLC 6.50% 2036	2,125	1,116
Weatherford International PLC 6.75% 2040	1,985	1,032
Wells Fargo & Co. 3.55% 2023	10,725	10,692
Wells Fargo & Co. 3.00% 2026	618	577
Westinghouse Air Brake Technologies Corp. 4.15% 2024	5,500	5,321
Westlake Chemical Corp. 5.00% 2046	260	239
Westlake Chemical Corp. 4.375% 2047	1,905	1,605
Williams Partners LP 4.125% 2020	1,625	1,638
Wind Tre SpA 5.00% 2026[5]	2,000	1,658
WM. Wrigley Jr. Co. 3.375% 2020[5]	5,270	5,285
WPP Finance 2010 3.75% 2024	1,000	936
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	3,125	2,949
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	600	561
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[5]	500	441
YES Bank Ltd. 3.75% 2023	5,335	4,642
Ziggo Bond Finance BV 5.50% 2027[5]	3,750	3,366
Zimmer Holdings, Inc. 3.15% 2022	5,030	4,921
		5,865,737
Total bonds, notes & other debt instruments (cost: $12,437,479,000)		12,199,949
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022[5]	435	398
Total convertible bonds (cost: $435,000)		398
Capital World Bond Fund — Page 22 of 29

Convertible stocks 0.03% U.S. dollars 0.03%	Shares	Value (000)
Associated Materials, LLC, 14.00% convertible preferred 2020[13,14]	2,750	$3,341
Total convertible stocks (cost: $2,640,000)		3,341
Common stocks 0.03% Swiss francs 0.01%
CEVA Logistics AG13,15	16,245	493
U.S. dollars 0.02%
Tribune Resources, Inc.[13,15]	514,396	1,543
Advanz Pharma Corp.[5,9,13,15]	52,958	885
Advanz Pharma Corp.[15]	19,714	371
Corporate Risk Holdings I, Inc.[13,14,15]	91,424	32
Corporate Risk Holdings Corp.[9,13,14,15]	462	—[6]
NCI Building Systems, Inc.[5,9,13,15]	815	5
		2,836
Total common stocks (cost: $7,480,000)		3,329
Rights & warrants 0.00% U.S. dollars 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[13,14,15]	173,187	60
Tribune Resources, Inc., Class B, warrants, expire 2023[13,14,15]	134,701	35
Tribune Resources, Inc., Class C, warrants, expire 2023[13,14,15]	126,325	26
Ultra Petroleum Corp., warrants, expire 2025[13,14,15]	38,710	10
Associated Materials, LLC, warrants, expire 2023[13,14,15]	39,066	—[6]
Total rights & warrants (cost: $36,000)		131
Short-term securities 7.85%	Principal amount (000)
American Honda Finance Corp. 2.40% due 1/16/2019	$ 50,000	49,943
Argentinian Treasury Bills (6.40%)–2.81% due 2/28/2019–4/30/2020	ARS1,108,536	33,306
Australia & New Zealand Banking Group, Ltd. 2.35% due 1/22/2019[5]	$30,000	29,955
Egyptian Treasury Bills 16.39%–17.52% due 1/15/2019–6/25/2019	EGP1,302,800	69,074
Japanese Treasury Discount Bill (0.14)% due 5/20/2019	¥40,150,000	366,544
Mizuho Bank, Ltd. 2.43%–2.62% due 1/22/2019–2/7/2019[5]	$218,800	218,345
National Australia Bank Ltd 2.30% due 1/7/2019[5]	64,000	63,970
Nigerian Treasury Bills 11.30%–14.34% due 1/31/2019–10/24/2019	NGN13,638,550	35,322
Old Line Funding, LLC 2.60% due 2/25/2019[5]	$25,000	24,897
U.S. Treasury Bills 2.28%–2.38% due 1/24/2019–2/19/2019	142,800	142,438
Total short-term securities (cost: $1,031,528,000)		1,033,794
Total investment securities 100.58% (cost: $13,479,598,000)		13,240,942
Other assets less liabilities (0.58)%		(76,026)
Net assets 100.00%		$13,164,916
Capital World Bond Fund — Page 23 of 29

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 12/31/2018[17] (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
30 Day Federal Funds Futures	Long	176	February 2019	$73,339	$71,579	$—[6]
30 Day Federal Funds Futures	Short	94	April 2019	(39,170)	(38,226)	(11)
90 Day Euro Dollar Futures	Short	1,119	September 2019	(279,750)	(272,309)	(856)
2 Year Euro-Schatz Futures	Long	373	March 2019	€37,300	47,839	19
2 Year U.S. Treasury Note Futures	Long	786	April 2019	$157,200	166,878	621
5 Year Euro-Bobl Futures	Long	819	March 2019	€81,900	124,353	318
5 Year U.S. Treasury Note Futures	Long	9,211	April 2019	$921,100	1,056,387	11,347
10 Year Euro-Bund Futures	Long	931	March 2019	€93,100	174,447	1,205
10 Year U.S. Treasury Note Futures	Long	1,143	March 2019	$114,300	139,464	3,184
10 Year Ultra U.S. Treasury Note Futures	Long	511	March 2019	51,100	66,470	2,043
20 Year U.S. Treasury Bond Futures	Long	54	March 2019	5,400	7,884	370
30 Year Euro-Buxl Futures	Long	310	March 2019	€31,000	64,153	1,293
30 Year Ultra U.S. Treasury Bond Futures	Short	464	March 2019	$(46,400)	(74,545)	(3,891)
						$15,642
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
USD8,214	EUR7,170	Morgan Stanley	1/4/2019	$(4)
USD18,815	CNH130,500	JPMorgan Chase	1/4/2019	(185)
GBP28,100	USD36,088	Citibank	1/4/2019	(265)
USD36,487	MYR153,300	JPMorgan Chase	1/4/2019	(606)
SEK26,366	NOK25,000	Morgan Stanley	1/7/2019	84
EUR120,427	DKK899,000	Morgan Stanley	1/7/2019	16
USD2,276	EUR2,000	Goldman Sachs	1/7/2019	(17)
USD65,453	CNH455,000	Citibank	1/7/2019	(797)
USD31,810	ILS117,650	Bank of America, N.A.	1/8/2019	327
EUR22,735	USD25,905	Citibank	1/8/2019	161
EUR16,870	USD19,214	JPMorgan Chase	1/8/2019	127
AUD3,000	CAD2,870	Citibank	1/8/2019	11
USD21,593	CNH150,000	HSBC Bank	1/8/2019	(248)
USD52,527	EUR46,100	Citibank	1/8/2019	(327)
USD36,866	THB1,216,600	Citibank	1/8/2019	(499)
JPY14,629,500	USD129,358	Citibank	1/9/2019	4,224
JPY2,845,325	EUR22,150	HSBC Bank	1/9/2019	583
EUR35,263	USD40,013	Goldman Sachs	1/9/2019	420
JPY622,900	USD5,497	HSBC Bank	1/9/2019	190
USD7,478	GBP5,850	Goldman Sachs	1/9/2019	18
GBP16,200	USD20,709	Goldman Sachs	1/9/2019	(51)
USD27,211	JPY3,057,400	Morgan Stanley	1/9/2019	(706)
USD108,092	JPY12,195,000	JPMorgan Chase	1/9/2019	(3,260)
USD31,430	BRL122,550	Citibank	1/10/2019	(164)
USD30,606	INR2,174,200	Citibank	1/10/2019	(500)
JPY8,512,121	USD75,257	JPMorgan Chase	1/11/2019	2,479
JPY8,512,121	USD75,261	Goldman Sachs	1/11/2019	2,475
USD23,446	CAD30,880	Bank of America, N.A.	1/11/2019	819
Capital World Bond Fund — Page 24 of 29

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
JPY2,062,000	USD18,350	HSBC Bank	1/11/2019	$482
USD7,379	AUD10,000	Citibank	1/11/2019	334
USD3,466	NZD5,000	HSBC Bank	1/11/2019	109
KRW4,419,640	USD3,921	Citibank	1/11/2019	42
USD2,854	ILS10,600	Goldman Sachs	1/11/2019	17
AUD5,000	CAD4,854	JPMorgan Chase	1/11/2019	(34)
USD3,561	JPY400,000	Morgan Stanley	1/11/2019	(92)
USD26,907	PLN101,290	JPMorgan Chase	1/11/2019	(163)
USD21,208	JPY2,394,283	Goldman Sachs	1/11/2019	(658)
USD23,595	JPY2,664,000	Morgan Stanley	1/11/2019	(734)
USD25,494	JPY2,883,000	Goldman Sachs	1/11/2019	(835)
USD61,277	INR4,360,500	JPMorgan Chase	1/11/2019	(1,101)
USD79,430	JPY8,959,959	JPMorgan Chase	1/11/2019	(2,397)
USD35,914	COP114,244,000	Goldman Sachs	1/14/2019	762
USD14,458	EUR12,430	Goldman Sachs	1/14/2019	199
EUR101,880	USD116,682	Citibank	1/14/2019	189
DKK252,000	USD38,656	Morgan Stanley	1/14/2019	65
USD6,006	EUR5,255	JPMorgan Chase	1/14/2019	(22)
COP114,244,000	USD35,178	Citibank	1/14/2019	(25)
GBP12,200	USD15,624	Bank of America, N.A.	1/14/2019	(63)
USD45,006	INR3,157,200	Citibank	1/14/2019	(142)
USD13,554	MYR56,670	HSBC Bank	1/14/2019	(156)
USD38,296	DKK252,000	HSBC Bank	1/14/2019	(425)
JPY4,622,900	AUD57,092	Morgan Stanley	1/15/2019	2,006
USD38,861	CLP26,638,400	Goldman Sachs	1/15/2019	464
USD17,202	INR1,218,000	Goldman Sachs	1/15/2019	(213)
USD17,195	INR1,218,000	Citibank	1/15/2019	(221)
CLP26,638,400	USD39,954	HSBC Bank	1/15/2019	(1,556)
JPY14,085,300	USD124,822	Citibank	1/17/2019	3,873
EUR76,486	USD87,030	Goldman Sachs	1/17/2019	734
KRW46,700,000	USD41,604	JPMorgan Chase	1/17/2019	273
USD41,329	KRW46,700,000	Morgan Stanley	1/17/2019	(547)
USD116,259	AUD161,300	JPMorgan Chase	1/18/2019	2,603
JPY6,940,002	EUR54,120	Goldman Sachs	1/18/2019	1,308
USD21,807	AUD30,375	JPMorgan Chase	1/18/2019	404
PHP265,480	USD4,915	JPMorgan Chase	1/18/2019	124
KRW19,271,800	USD17,196	HSBC Bank	1/18/2019	86
KRW6,569,940	USD5,850	Citibank	1/18/2019	41
USD3,971	CNH27,200	HSBC Bank	1/18/2019	11
USD3,120	CNH21,373	HSBC Bank	1/18/2019	8
GBP14,840	USD18,964	Citibank	1/18/2019	(31)
USD4,995	PHP265,480	Morgan Stanley	1/18/2019	(45)
USD14,994	EUR13,150	HSBC Bank	1/18/2019	(96)
USD17,159	KRW19,271,800	Goldman Sachs	1/18/2019	(122)
AUD161,300	USD118,779	Citibank	1/18/2019	(5,122)
USD40,481	ZAR582,700	Citibank	1/22/2019	92
USD10,423	BRL40,800	JPMorgan Chase	1/22/2019	(89)
USD19,536	INR1,403,450	HSBC Bank	1/22/2019	(515)
TRY66,600	USD9,803	Citibank	1/24/2019	2,601
EUR227,000	USD259,147	Goldman Sachs	1/24/2019	1,490
JPY5,300,000	USD46,990	HSBC Bank	1/24/2019	1,461
Capital World Bond Fund — Page 25 of 29

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
GBP98,638	USD125,023	JPMorgan Chase	1/24/2019	$859
GBP30,638	USD38,816	HSBC Bank	1/24/2019	284
SEK62,081	EUR6,000	Citibank	1/24/2019	130
EUR11,044	USD12,607	JPMorgan Chase	1/24/2019	74
GBP23,500	EUR26,084	Bank of America, N.A.	1/24/2019	42
THB147,157	USD4,493	Citibank	1/24/2019	28
EUR8,550	DKK63,750	Citibank	1/24/2019	11
USD4,890	GBP3,860	HSBC Bank	1/24/2019	(36)
NOK131,600	USD15,396	Bank of New York Mellon	1/24/2019	(159)
USD34,570	EUR30,285	JPMorgan Chase	1/24/2019	(203)
EUR66,820	PLN288,400	Citibank	1/24/2019	(378)
USD11,143	TRY66,600	Morgan Stanley	1/24/2019	(1,261)
USD43,874	AUD61,200	JPMorgan Chase	1/25/2019	744
USD12,930	INR916,230	JPMorgan Chase	1/25/2019	(155)
EUR164,495	USD186,388	Morgan Stanley	1/28/2019	2,552
EUR11,423	USD12,946	HSBC Bank	1/28/2019	174
EUR33,800	USD38,769	HSBC Bank	1/28/2019	54
GBP742	USD934	Bank of New York Mellon	1/28/2019	14
USD6,625	EUR5,760	Citibank	1/28/2019	9
ZAR37,850	USD2,643	Morgan Stanley	1/28/2019	(21)
NOK14,639	EUR1,500	Goldman Sachs	1/28/2019	(28)
USD4,504	GBP3,580	Bank of New York Mellon	1/28/2019	(66)
USD33,575	EUR29,625	HSBC Bank	1/28/2019	(452)
NOK164,584	USD18,923	UBS AG	1/29/2019	139
GBP13,160	USD16,695	Citibank	1/29/2019	104
EUR30,937	PLN132,875	HSBC Bank	1/29/2019	11
USD19,507	CNH134,500	UBS AG	1/29/2019	(74)
USD18,571	EUR16,270	HSBC Bank	1/29/2019	(118)
USD33,290	CNH233,000	JPMorgan Chase	1/31/2019	(630)
JPY4,671,000	USD41,424	JPMorgan Chase	2/13/2019	1,341
USD21,401	JPY2,409,800	Goldman Sachs	2/13/2019	(662)
USD8,536	EUR7,420	JPMorgan Chase	2/15/2019	2
USD10,752	EUR9,425	Citibank	3/4/2019	(104)
USD39,605	BRL132,300	Citibank	3/11/2019	5,649
BRL132,300	USD34,799	JPMorgan Chase	3/11/2019	(843)
EUR2,201	USD2,524	Citibank	3/14/2019	13
USD2,521	EUR2,201	Citibank	3/14/2019	(17)
USD74,307	BRL250,000	JPMorgan Chase	3/15/2019	10,160
BRL145,100	USD36,185	Citibank	3/15/2019	1,047
USD5,015	EUR3,950	JPMorgan Chase	3/15/2019	461
USD1,587	EUR1,250	JPMorgan Chase	3/15/2019	146
EUR1,250	USD1,473	Bank of New York Mellon	3/15/2019	(32)
BRL104,900	USD27,466	JPMorgan Chase	3/15/2019	(550)
USD19,194	BRL75,300	JPMorgan Chase	3/18/2019	(123)
USD5,393	EUR4,245	Goldman Sachs	4/12/2019	487
EUR525	USD620	Bank of New York Mellon	4/12/2019	(13)
USD19,458	BRL73,300	Morgan Stanley	4/30/2019	718
JPY25,250,000	USD226,230	JPMorgan Chase	5/20/2019	6,858
USD373,336	JPY40,150,000	Citibank	5/20/2019	2,702
JPY4,400,000	USD39,532	Goldman Sachs	5/20/2019	1,086
JPY1,937,908	USD17,348	Citibank	5/20/2019	541
Capital World Bond Fund — Page 26 of 29

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
USD37,225	CNY252,700	Citibank	7/5/2019	$358
USD16,174	BRL64,000	Morgan Stanley	12/16/2019	114
USD57,397	BRL230,000	Citibank	12/18/2019	(310)
USD17,923	BRL72,000	HSBC Bank	12/20/2019	(139)
				$39,217
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
U.S. EFFR	2.521%	5/1/2019	$11,969,000	$(1,490)	$—	$(1,490)
2.0625%	Bank of Canada Overnight Repo Rate	12/5/2019	C$100,000	156	—	156
U.S. EFFR	2.429%	12/27/2020	$34,000	(50)	—	(51)
(0.025)%	EONIA	12/3/2021	€240,000	760	—	760
(0.0385)%	EONIA	12/4/2021	338,800	958	—	958
(0.044)%	EONIA	12/11/2021	68,100	177	—	177
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	(184)	—	(184)
U.S. EFFR	2.4435%	12/20/2023	$1,597	(12)	—	(12)
U.S. EFFR	2.45375%	12/20/2023	14,308	(117)	—	(117)
U.S. EFFR	2.4225%	12/24/2023	6,552	(44)	—	(44)
2.925%	3-month USD-LIBOR	12/7/2025	18,000	259	—	259
0.8153%	6-month EURIBOR	4/28/2027	€10,000	173	—	173
3-month SEK-STIBOR	1.125%	4/28/2027	SKr100,000	(155)	—	(155)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	(59)	—	(59)
1.4923%	6-month EURIBOR	7/10/2028	€12,000	95	—	95
3-month SEK-STIBOR	1.87%	7/10/2028	SKr120,000	(105)	—	(105)
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	792	—	792
3-month USD-LIBOR	3.025%	12/7/2030	$10,000	(206)	—	(206)
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	35	—	35
					$—	$982
Capital World Bond Fund — Page 27 of 29

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Step bond; coupon rate may change at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $21,985,000, which represented .17% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,471,195,000, which represented 11.18% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,601,000, which represented .09% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Purchased on a TBA basis.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,914,000, which represented .06% of the net assets of the fund. This amount includes $493,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[14]	Value determined using significant unobservable inputs.
[15]	Security did not produce income during the last 12 months.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017	$9,925	$10,000.07%
Advanz Pharma Corp.	8/31/2018	670	885.01
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
NCI Building Systems, Inc.	11/16/2018	17	5.00
Total private placement securities		$ 10,612	$ 10,890.08%
Key to abbreviations and symbols
ARS = Argentine pesos	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
CNH/CNY = Chinese yuan renminbi	NOK/NKr = Norwegian kroner
COP = Colombian pesos	NZD/NZ$ = New Zealand dollars
CZK = Czech korunas	PEN = Peruvian nuevos soles
dba = doing business as	PHP = Philippine pesos
DKK/DKr = Danish kroner	PLN = Polish zloty
EFFR = Effective Federal Funds Rate	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EONIA = Euro Overnight Index Average	SEK/SKr = Swedish kronor
EUR/€ = Euros	STIBOR = Stockholm Interbank Offered Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
GHS = Ghanaian cedi	TRY = Turkish lira
IDR = Indonesian rupiah	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen	ZMW = Zambian kwacha
Capital World Bond Fund — Page 28 of 29

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2019 Capital Group. All rights reserved.
MFGEFPX-031-0219O-S66086	Capital World Bond Fund — Page 29 of 29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of Capital World Bond Fund:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of Capital World Bond Fund (the “Fund”), as of December 31, 2018, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 13, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the Capital World Bond Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital World Bond Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2019